UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-4257

DWS Variable Series I

(Exact Name of Registrant as Specified in Charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/07

ITEM 1.           REPORT TO STOCKHOLDERS

June 30, 2007

SEMIANNUAL REPORT

DWS VARIABLE SERIES I

DWS Bond VIP

DWS Growth & Income VIP

DWS Capital Growth VIP

DWS Global Opportunities VIP

DWS International VIP

DWS Health Care VIP

Contents

Information About Your Portfolio's Expenses, Management Summary, Portfolio Summary, Investment Portfolio, Financial Statements and Financial Highlights for:

click here DWS Bond VIP

click here DWS Growth & Income VIP

click here DWS Capital Growth VIP

click here DWS Global Opportunities VIP

click here DWS International VIP

click here DWS Health Care VIP

click here Notes to Financial Statements

click here Proxy Voting

Information About Your Portfolio's Expenses

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus, call (800) 778-1482 or your financial representative. We advise you to consider the product's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the investment product. Please read the prospectus carefully before you invest.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Investments in variable portfolios involve risk. Some portfolios have more risk than others. These include portfolios that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in Emerging Market countries). Please read the prospectus for specific details regarding its investments and risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

DWS Bond VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2007 to June 30, 2007).

The tables illustrate your Portfolio's expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2007
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/07	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/07	$ 1,010.40	$ 1,007.90
Expenses Paid per $1,000*	$ 2.99	$ 5.03
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/07	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/07	$ 1,021.82	$ 1,019.79
Expenses Paid per $1,000*	$ 3.01	$ 5.06
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series I — DWS Bond VIP	.60%	1.01%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2007

DWS Bond VIP

The market entered 2007 anticipating US Federal Reserve Board (the Fed) easing, as reflected in lower yields early in the period. However, the resurgence of volatility and risk — resulting principally from the subprime mortgage meltdown and fear of possible contagion — led to wider credit spreads and higher rates overall as Fed easing was priced out of the market.1 The yield on the benchmark 10-year Treasury, after initially declining, ended the period at 5.03%, up 32 basis points (one basis points equal .01%) from where it began the year. Despite positive absolute returns, this combination of wider spreads and higher yields led all spread sectors except for corporate bonds to underperform relative to comparable duration Treasuries.

During the six-month period ended June 30, 2007, the Portfolio's Class A shares, unadjusted for contract charges, outperformed the 0.98% return of its benchmark, the Lehman Brothers Aggregate Bond Index.

Within the corporate sector, performance relative to Treasuries was mixed. Financials underperformed, while industrials and utilities outperformed on the basis of their yield advantage versus comparable Treasuries. Our overweight to financials detracted from performance.2 Our mortgage-backed holdings were structured to minimize volatility, and this position contributed positively to performance during the period. Asset-backed securities (ABS) underperformed treasuries, with those backed by home equity loans lagging the most as they are part of the subprime mortgages which continue to decline. Nearly all of our home equity-related ABS holdings are in very short term, AAA-rated bonds that have experienced minimal impact from the worsening performance of lower-quality subprime mortgages. Nonetheless, our holdings in this area detracted from performance, as any exposure to subprime was a negative.3 Commercial mortgage-backed securities also underperformed Treasuries during the period. Exposure to both high-yield corporate and emerging-markets debt contributed to results. With respect to our high-yield position, we reduced the risk profile as prices rose, and our holdings were relatively defensive, two strategies which added value. Finally, our management of currency exposure detracted value during the period.

The following members of the management team handle the day-to-day operations of the high-yield and core bond, active fixed-income and high-yield portions of the Portfolio.
Portfolio Managers, Aberdeen Asset Management, Inc., Subadvisor to the Portfolio
Gary W. Bartlett, CFA Warren S. Davis, III	Thomas J. Flaherty J. Christopher Gagnier	Daniel R. Taylor, CFA Timothy C. Vile, CFA	William T. Lissenden
The following portfolio managers are responsible for the day-to-day management of the foreign securities, foreign currencies and related investments for the Portfolio.
Portfolio Managers, Aberdeen Asset Management Investment Services Limited, Sub-subadvisor to the Portfolio
Brett Diment Annette Fraser	Anthony Fletcher Nik Hart	Stephen Ilott Ian Winship	Matthew Cobon

Risk Considerations

Investments by the Portfolio in lower-rated bonds present greater risk to principal and income than investments in higher-quality securities. This Portfolio invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Bond investments are subject to interest-rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the investment, can decline and the investor can lose principal value. Additionally, investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and changes in political/economic conditions and market risks. Derivatives may be more volatile and less liquid than traditional securities, and the Portfolio could suffer losses on an underlying Portfolio's derivative position. Investing in securities of emerging markets presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes and market risks. All of these factors may result in greater share price volatility. Please see this Portfolio's prospectus for specific details regarding its investments and risk profile.

The Lehman Brothers Aggregate Bond (LBAB) Index is an unmanaged, market value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

Index returns assume the reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

1 Credit spread is the additional yield provided by non-Treasury fixed-income securities versus Treasury securities of comparable duration.
2 "Overweight" means the portfolio holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the portfolio holds a lower weighting.
3 The credit quality of a bond is an assessment of the likelihood that the issuer will default on scheduled payments of principal and interest.

Portfolio management market commentary is as of June 30, 2007, and may not come to pass. This information is subject to change at any time based on market and other conditions. Past performance does not guarantee future results.

Portfolio Summary

DWS Bond VIP

Asset Allocation (Excludes Securities Lending Collateral)	6/30/07	12/31/06

Commercial and Non-Agency Mortgage-Backed Securities	35%	29%
Corporate Bonds	21%	25%
Mortgage Backed Securities Pass-Throughs	13%	12%
Government & Agency Obligations	12%	11%
Collateralized Mortgage Obligations	8%	11%
Cash Equivalents	5%	4%
Municipal Bonds and Notes	4%	5%
Asset Backed	2%	3%
	100%	100%
Quality (Excludes Securities Lending Collateral)	6/30/07	12/31/06

US Government & Treasury Obligations	33%	34%
AAA*	40%	36%
AA	2%	—
A	4%	6%
BBB	13%	14%
BB or Below	8%	10%
	100%	100%
Effective Maturity (Excludes Cash Equivalents and Securities Lending Collateral)	6/30/07	12/31/06

Under 1 year	10%	9%
1-4.99 years	37%	35%
5-9.99 years	40%	39%
10-14.99 years	4%	7%
15+ years	9%	10%
	100%	100%
* Category includes cash equivalents

Weighted average effective maturity: 6.63 and 7.95 years, respectively.

Asset allocation, quality and effective maturity are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Portfolio's credit quality does not remove market risk.

For more complete details about the Portfolio's investment portfolio, see page 7. Information concerning portfolio holdings of the Portfolio as of month-end will be posted to www.dws-scudder.com on or after the last day of the following month.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2007 (Unaudited)

DWS Bond VIP

	Principal Amount ($)(a)	Value ($)

Corporate Bonds 21.3%
Consumer Discretionary 1.7%
Avis Budget Car Rental LLC, 7.625%, 5/15/2014 (b)	45,000	45,450
Caesars Entertainment, Inc.:
7.875%, 3/15/2010	248,000	253,902
8.125%, 5/15/2011	168,000	175,350
Comcast Cable Holdings LLC, 10.125%, 4/15/2022	168,000	218,413
Dex Media East LLC/Financial, 12.125%, 11/15/2012	132,000	142,065
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	106,000	105,470
INVISTA, 144A, 9.25%, 5/1/2012	334,000	353,205
MGM MIRAGE, 6.75%, 9/1/2012	266,000	254,030
Penske Automotive Group, Inc., 7.75%, 12/15/2016	161,000	160,195
Station Casinos, Inc., 6.5%, 2/1/2014	274,000	242,490
TCI Communications, Inc., 8.75%, 8/1/2015	608,000	703,091
Time Warner, Inc., 7.625%, 4/15/2031	347,000	371,766
Valassis Communications, Inc., 144A, 8.25%, 3/1/2015 (b)	127,000	123,825
Viacom, Inc.:
5.75%, 4/30/2011	458,000	457,337
6.875%, 4/30/2036	192,000	185,496
		3,792,085
Consumer Staples 0.8%
Constellation Brands, Inc.:
7.25%, 9/1/2016	149,000	145,275
144A, 7.25%, 5/15/2017	165,000	160,875
CVS Caremark Corp.:
6.25%, 6/1/2027	332,000	321,692
6.302%, 6/1/2037 (b)	1,050,000	1,033,545
Dean Foods Co., 7.0%, 6/1/2016	115,000	109,825
		1,771,212
Energy 1.4%
Allis-Chalmers Energy, Inc., 8.5%, 3/1/2017 (b)	165,000	164,794
Basic Energy Services, Inc., 7.125%, 4/15/2016	108,000	103,140
Canadian Natural Resources Ltd., 6.5%, 2/15/2037 (b)	320,000	314,077
Dynegy Holdings, Inc., 144A, 7.5%, 6/1/2015	288,000	271,080
Enterprise Products Operating LP, 8.375%, 8/1/2066	367,000	391,682
GAZ Capital (Gazprom), 144A, 6.212%, 11/22/2016	119,000	115,906
Southern Union Co., 7.2%, 11/1/2066	321,000	321,423
Tesoro Corp., 6.625%, 11/1/2015	231,000	228,690
TransCanada Pipelines Ltd., 6.35%, 5/15/2067 (b)	620,000	596,042
Valero Energy Corp., 6.625%, 6/15/2037	560,000	557,420
Williams Partners LP, 7.25%, 2/1/2017	95,000	95,475
		3,159,729
	Principal Amount ($)(a)	Value ($)

Financials 9.9%
AES El Salvador Trust, 144A, 6.75%, 2/1/2016	475,000	469,961
American International Group, Inc., 6.25%, 3/15/2037	1,100,000	1,040,066
Arch Western Finance, 6.75%, 7/1/2013	180,000	172,800
Axa, 144A, 6.379%, 12/14/2049	500,000	451,036
Banco Mercantil del Norte SA, Series A, 144A, 6.862%, 10/13/2021	362,000	361,629
Banque Centrale de Tunisie, 8.25%, 9/19/2027	80,000	95,248
Catlin Insurance Co., Ltd., 144A, 7.249%, 12/31/2049	208,000	197,915
ComEd Financing III, 6.35%, 3/15/2033	238,000	212,582
Corp. Andina de Fomento, 5.75%, 1/12/2017 (b)	375,000	368,136
Discover Financial Services, 144A, 5.89%*, 6/11/2010	550,000	549,927
Erac USA Finance Co., 144A, 8.0%, 1/15/2011	330,000	352,180
ESI Tractebel Acquisition Corp., Series B, 7.99%, 12/30/2011	122,000	123,840
Farmers Exchange Capital, 144A, 7.2%, 7/15/2048	385,000	377,495
Ford Motor Credit Co. LLC:
7.8%, 6/1/2012	100,000	97,553
8.11%*, 1/13/2012	109,000	108,724
FPL Group Capital, Inc., 6.65%, 6/15/2067	360,000	357,019
General Electric Capital Corp., 5.0%, 4/10/2012	654,000	638,321
Glen Meadow Pass-Through, 144A, 6.505%, 2/12/2067	605,000	616,677
GMAC LLC:
6.625%, 5/15/2012	399,000	385,307
8.0%, 11/1/2031	45,000	46,016
Goldman Sachs Capital II, 5.793%, 12/29/2049	660,000	644,124
ICICI Bank Ltd., 144A, 5.75%, 1/12/2012	555,000	545,063
Kazakhstan Temir Zholy, 7.0%, 5/11/2016	250,000	257,365
Lehman Brother Capital Trust VII, 5.857%, 11/29/2049	1,060,000	1,038,332
Lloyds TSB Group PLC, 144A, 6.267%, 12/31/2049	600,000	569,209
Mangrove Bay Pass-Through Trust, 144A, 6.102%, 7/15/2033	540,000	522,374
Mellon Capital IV, Series 1, 6.244%, 6/29/2049 (b)	1,060,000	1,069,561
Merrill Lynch & Co., Inc.:
6.11%, 1/29/2037	450,000	422,245
6.22%, 9/15/2026	420,000	409,209
MUFG Capital Finance 1 Ltd., 6.346%, 7/29/2049	945,000	928,534
NLV Financial Corp., 144A, 6.5%, 3/15/2035	734,000	703,339
Oil Insurance Ltd., 144A, 7.558%, 12/29/2049	1,505,000	1,555,884
R.H. Donnelly, Inc., 10.875%, 12/15/2012	57,000	60,776
	Principal Amount ($)(a)	Value ($)

Rabobank Capital Funding Trust III, 144A, 5.254%, 12/29/2049	1,110,000	1,039,306
Red Arrow International Leasing, "A", 8.375%, 6/30/2012 RUB	3,977,485	160,030
Residential Capital LLC, 6.5%, 6/1/2012	334,000	325,915
SMFG Preferred Capital, 144A, 6.078%, 1/29/2049	1,100,000	1,058,211
SPI Electricity & Gas Australia Holdings Property Ltd., 144A, 6.15%, 11/15/2013	425,000	429,745
Suntrust Preferred Capital I, 5.853%, 12/15/2011	256,000	254,455
The Travelers Companies, Inc., 6.25%, 3/15/2037 (b)	210,000	201,799
UDR, Inc., Series E, (REIT), 3.9%, 3/15/2010	245,000	234,143
Union Bank of Switzerland, 5.33%, 7/6/2007	660,688	660,688
Washington Mutual Preferred Funding III, 144A, 6.895%, 6/29/2049	600,000	591,709
White Mountains RE Group, Ltd. 144A, 6.375%, 3/20/2017	275,000	264,213
Wimar Opco LLC, 144A, 9.625%, 12/15/2014	106,000	102,025
Woori Bank, 144A, 6.208%, 5/2/2037	470,000	450,083
XL Capital Ltd., Series E, 6.5%, 12/31/2049	906,000	850,903
		22,371,672
Health Care 0.2%
Community Health Systems, Inc., 144A, 8.875%, 7/15/2015 (g)	184,000	186,530
Quest Diagnostics, Inc., 6.95%, 7/1/2037	260,000	262,942
		449,472
Industrials 1.2%
America West Airlines, Inc., Series 99-1, 7.93%, 1/2/2019	215,680	232,277
Arizona Public Service Co., 5.625%, 5/15/2033	550,000	487,383
Forest Oil Corp., 144A, 7.25%, 6/15/2019	64,000	62,080
Kansas City Southern de Mexico, 9.375%, 5/1/2012	289,000	309,230
Northwest Pipelines Corp., 144A, 5.95%, 4/15/2017	450,000	437,625
SemGroup LP, 144A, 8.75%, 11/15/2015	132,000	132,660
TransDigm, Inc., 144A, 7.75%, 7/15/2014	22,000	22,220
United States Steel Corp., 5.65%, 6/1/2013	441,000	434,201
Xerox Corp., 6.75%, 2/1/2017	460,000	471,858
		2,589,534
Information Technology 0.4%
Broadridge Financial Solutions, Inc., 6.125%, 6/1/2017	494,000	483,179
Seagate Technology HDD Holdings:
6.375%, 10/1/2011	255,000	248,625
6.8%, 10/1/2016	67,000	64,320
		796,124
	Principal Amount ($)(a)	Value ($)

Materials 0.7%
Celulosa Arauco y Constitucion SA:
5.125%, 7/9/2013 (b)	274,000	261,648
5.625%, 4/20/2015	385,000	372,018
Lyondell Chemical Co.:
8.0%, 9/15/2014	61,000	62,677
10.5%, 6/1/2013 (b)	55,000	59,400
Momentive Performance Materials, Inc., 144A, 9.75%, 12/1/2014	230,000	232,300
OI European Group BV, 144A, 6.875%, 3/31/2017 EUR	260,000	353,656
Pliant Corp., 11.625%, 6/15/2009 (PIK)	7	8
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012	85,000	83,998
The Mosaic Co., 144A, 7.375%, 12/1/2014	157,000	158,570
Westlake Chemical Corp., 6.625%, 1/15/2016	37,000	35,058
		1,619,333
Telecommunication Services 1.0%
Axtel SAB de CV, 144A, 7.625%, 2/1/2017	209,000	206,910
Citizens Communications Co., 9.0%, 8/15/2031	171,000	176,130
Embarq Corp., 7.995%, 6/1/2036 (b)	129,000	130,917
Mobifon Holdings BV, 12.5%, 7/31/2010	60,000	64,050
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	172,000	171,926
Qwest Corp.:
7.5%, 10/1/2014	265,000	271,625
7.625%, 6/15/2015	309,000	319,043
Telecom Italia Capital:
4.95%, 9/30/2014	306,000	283,517
6.2%, 7/18/2011 (b)	175,000	177,169
US Unwired, Inc., Series B, 10.0%, 6/15/2012	480,000	519,772
		2,321,059
Utilities 4.0%
AES Corp., 144A, 8.75%, 5/15/2013	70,000	73,850
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	365,000	388,725
Baltimore Gas & Electric Co., 144A, 6.35%, 10/1/2036	260,000	257,478
CMS Energy Corp., 8.5%, 4/15/2011 (b)	35,000	37,227
Commonwealth Edison Co.:
Series 98, 6.15%, 3/15/2012	550,000	552,604
6.95%, 7/15/2018 (b)	475,000	470,134
Constellation Energy Group, 7.6%, 4/1/2032	205,000	226,236
Dominion Resources, Inc.:
Series 06-B, 6.3%, 9/30/2066	330,000	331,905
7.5%, 6/30/2066	935,000	982,624
Edison Mission Energy:
144A, 7.0%, 5/15/2017	57,000	53,723
144A, 7.625%, 5/15/2027	103,000	97,335
7.75%, 6/15/2016	208,000	206,960
Energy East Corp., 6.75%, 7/15/2036	545,000	564,637
	Principal Amount ($)(a)	Value ($)

Entergy Mississippi, Inc., 5.92%, 2/1/2016	225,000	221,488
FPL Energy National Wind, 144A, 5.608%, 3/10/2024	509,631	494,286
Integrys Energy Group, Inc., 6.11%, 12/1/2066	580,000	556,166
Mirant Mid Atlantic LLC, Series A, 8.625%, 6/30/2012	126,379	132,698
Nevada Power Co., Series R, 6.75%, 7/1/2037	105,000	106,589
Pedernales Electric Cooperative, Series 2002-A, 144A, 6.202%, 11/15/2032	315,000	318,780
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067	830,000	799,225
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	57,000	61,283
Regency Energy Partners LP, 144A, 8.375%, 12/15/2013	230,000	236,900
Sierra Pacific Power Co., Series P, 6.75%, 7/1/2037	550,000	558,324
TXU Corp., 7.48%, 1/1/2017	406,229	412,269
Wisconsin Energy Corp., Series A, 6.25%, 5/15/2067	955,000	918,597
		9,060,043
Total Corporate Bonds (Cost $48,732,360)		47,930,263

Asset Backed 1.6%
Automobile Receivables 0.1%
Drive Auto Receivables Trust, "A2", Series 2005-2, 144A, 4.12%, 1/15/2010	143,646	143,217
Home Equity Loans 1.5%
Chase Funding Loan Acquisition Trust, "IA5", Series 2001-C2, 6.468%, 2/25/2013	812,967	812,559
Household Home Equity Loan Trust, "A1F", Series 2007-2, 5.93%, 7/20/2036	571,347	571,081
New Century Home Equity Loan Trust, "A2", Series 2005-A, 4.461%, 8/25/2035	618,245	613,385
Soundview Home Equity Loan Trust, "A2", Series 2005-CTX1, 5.195%, 11/25/2035	929,533	924,242
Wells Fargo Home Equity Trust, "A1", Series 2006-2, 5.39%*, 7/25/2036	579,911	579,877
		3,501,144
Total Asset Backed (Cost $3,646,845)		3,644,361

Mortgage Backed Securities Pass-Throughs 12.5%
Federal Home Loan Mortgage Corp., 5.5%, with various maturities from 11/15/2016 until 10/1/2034 (f)	3,365,707	3,289,087
Federal National Mortgage Association:
4.5%, with various maturities from 5/1/2019 until 6/1/2034	3,356,641	3,133,227
5.0%, with various maturities from 7/1/2033 until 5/1/2034	2,089,674	1,967,452
	Principal Amount ($)(a)	Value ($)

5.5%, with various maturities from 1/1/2025 until 3/1/2037 (f)	10,116,634	9,793,307
6.0%, with various maturities from 4/1/2024 until 3/1/2025	1,656,002	1,647,593
6.31%, 6/1/2008	1,700,000	1,697,696
6.5%, with various maturities from 3/1/2017 until 4/1/2037	5,451,398	5,507,816
7.0%, 2/1/2032 (f)	915,000	939,376
8.0%, 9/1/2015	38,534	40,293
Total Mortgage Backed Securities Pass-Throughs (Cost $28,508,775)		28,015,847

Commercial and Non-Agency Mortgage-Backed Securities 35.2%
Adjustable Rate Mortgage Trust, "3A31", Series 2005-10, 5.421%*, 1/25/2036	820,000	799,042
American Home Mortgage Investment Trust, "5A3", Series 2005-2, 5.077%, 9/25/2035	1,050,000	1,036,885
Banc of America Commercial Mortgage, Inc., "A4", Series 2005-5, 5.115%, 10/10/2045	1,465,000	1,398,314
Banc of America Mortgage Securities, Inc., "1A20", Series 2005-3, 5.5%, 4/25/2035	1,095,000	1,081,994
Bear Stearns Adjustable Rate Mortgage Trust:
"A1", Series 2006-1, 4.625%*, 2/25/2036	2,711,559	2,648,966
"2A1", Series 2006-4, 5.818%*, 10/25/2036	795,496	793,727
Bear Stearns Commercial Mortgage Securities:
"A2", Series 2007-PW16, 5.661%*, 6/13/2040	1,650,000	1,655,857
"AAB", 2007-PW16, 5.713%*, 6/13/2040	1,200,000	1,198,920
Chase Commercial Mortgage Securities Corp., "A2", Series 1998-2, 6.39%, 11/18/2030	917,778	924,938
Chase Mortgage Finance Corp., "3A1", Series 2005-A1, 5.272%*, 12/25/2035	1,382,721	1,362,782
Citigroup Mortgage Loan Trust, Inc.:
"1A2", Series 2006-AR2, 5.54%*, 3/25/2036	1,194,979	1,188,167
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	706,156	712,887
CitiMortgage Alternative Loan Trust, "A1", Series 2006-A2, 6.0%, 5/25/2036	1,188,131	1,188,841
Countrywide Alternative Loan Trust:
"1A1", Series 2004-2CB, 4.25%, 3/25/2034	417,826	408,615
"A1", Series 2004-1T1, 5.0%, 2/25/2034	447,489	442,194
"A2", Series 2002-18, 5.25%, 2/25/2033	776,952	765,363
"A2", Series 2003-21T1, 5.25%, 12/25/2033	636,160	629,983
	Principal Amount ($)(a)	Value ($)

"A2", Series 2004-1T1, 5.5%, 2/25/2034	297,194	295,161
Countrywide Capital Cobalt, "AAB", Series 2006-C1, 5.223%, 8/15/2048	559,000	540,052
Countrywide Home Loans:
"2A2C", Series 2006-HYB1, 5.235%*, 3/20/2036	930,000	916,636
"2A1", Series 2006-HYB1, 5.355%*, 3/20/2036	682,338	675,618
"A1", Series 2005-29, 5.75%, 12/25/2035	1,221,759	1,184,144
"A2", Series 2006-1, 6.0%, 3/25/2036	925,767	908,554
Credit Suisse Mortgage Capital Certificates, Inc., "3A1", Series 2006-9, 6.0%, 11/25/2036	1,388,371	1,364,726
CS First Boston Mortgage Securities Corp.:
"A2", Series 1998-C2, 6.3%, 11/15/2030	1,565,948	1,578,250
"A3", Series 1997-C2, 6.55%, 1/17/2035	358,500	358,893
Deutsche Mortgage & Asset Receiving Corp., "A2", Series 1998-C1, 6.538%, 6/15/2031	515,736	516,136
First Franklin Mortgage Loan Asset Backed Certificate:
"A2A", Series 2007-FFC, 5.47%, 6/25/2027	951,937	952,023
"2A2", Series 2005-FFH4, 5.51%*, 12/25/2035	2,200,000	2,200,524
First Horizon Alternative Mortgage Securities, "1A18", Series 2005-FA8, 5.5%, 11/25/2035	938,962	930,279
GMAC Mortgage Corp. Loan Trust:
"A15", Series 2004-J1, 5.25%, 4/25/2034	507,973	504,117
"A1", Series 2006-J1, 5.75%, 4/25/2036	1,256,080	1,250,385
Greenwich Capital Commercial Funding Corp., "A2", Series 2007-GG9, 5.381%, 3/10/2039	775,000	766,062
GS Mortgage Securities Corp. II:
"CLJ", Series 2007-GG10, 144A, 5.993%, 8/10/2045 (g)	1,096,000	980,065
"K", Series GG10, 5.993%, 144A, 8/10/2045 (g)	767,000	652,556
"A2", Series 2006-GG8 5.479%, 11/10/2039	1,100,000	1,093,518
"A2", Series 2007-GG10, 5.778%, 8/10/2045 (g)	1,640,000	1,639,967
"AAB", Series 2007-GG10, 5.993%, 8/10/2045 (g)	1,620,000	1,624,504
GSR Mortgage Loan Trust, "2A1", Series 2007-AR1, 6.019%*, 3/25/2037	1,814,175	1,815,090
Indymac Index Mortgage Loan Trust, "3A1", Series 2006-AR33, 5.806%*, 1/25/2037	907,924	895,095
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A3A1", Series 2005-LDP4, 4.871%, 10/15/2042	235,000	228,581
"A4", Series 2006-CB17, 5.429%, 12/12/2043	1,070,000	1,035,656
	Principal Amount ($)(a)	Value ($)

"A4", Series 2006-LDP6, 5.475%, 4/15/2043	1,250,000	1,217,395
"ASB", Series 2007-CB19, 5.73%, 2/12/2049	880,000	878,354
JPMorgan Mortgage Trust, "2A4", Series 2006-A2, 5.755%*, 4/25/2036	1,420,000	1,412,321
Master Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020	935,806	923,937
"5A1", Series 2005-2, 6.5%, 12/25/2034	117,625	117,790
"8A1", Series 2004-3, 7.0%, 4/25/2034	35,293	35,478
Master Asset Securitization Trust, "2A7", Series 2003-9, 5.5%, 10/25/2033	561,358	536,361
Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	105,000	102,187
Merrill Lynch/Countrywide Commercial Mortgage Trust, "ASB", Series 2007-5, 5.362%, 8/12/2048	1,000,000	972,574
Morgan Stanley Capital I:
"A2", Series 2007-HQ11, 5.359%, 2/12/2044	1,600,000	1,579,471
"AAB", Series 2007-IQ14, 5.654%, 4/15/2049	1,105,000	1,093,213
"F", Series 1998-HF1, 144A, 7.18%, 3/15/2030	925,000	929,748
RAAC Series, "2A5", Series 2005-SP1, 5.25%, 9/25/2034	1,003,653	999,501
Residential Accredit Loans, Inc.:
"3A1", Series 2006-QS18, 5.75%, 12/25/2021	874,931	870,790
"CB", Series 2004-QS2, 5.75%, 2/25/2034	597,891	577,245
Residential Funding Mortgage Security I, "2A2", Series 2007-SA1, 5.637%*, 2/25/2037	1,504,861	1,494,331
Sequoia Mortgage Trust, "2A1", Series 2007-1, 5.831%*, 2/20/2047	1,547,194	1,542,893
Structured Adjustable Rate Mortgage Loan Trust:
"6A3", Series 2005-21, 5.4%, 11/25/2035	740,000	714,156
"5A1", Series 2005-18, 5.534%*, 9/25/2035	567,882	563,362
"7A4", Series 2006-1, 5.62%, 2/25/2036	930,000	900,441
Structured Asset Securities Corp., "2A1", Series 2003-1, 6.0%, 2/25/2018	5,217	5,229
Wachovia Bank Commercial Mortgage Trust:
"A3", Series 2007-C30, 5.246%, 12/15/2043	770,000	755,290
"A2", Series 2007-C31, 5.421%, 4/15/2047	1,080,000	1,066,496
"H", Series 2007-C32, 144A, 5.741%, 6/15/2049	770,000	698,775
"J", Series 2007-C32, 144A, 5.741%, 6/15/2049	770,000	678,375
"K", Series 2007-C32, 144A, 5.741%, 6/15/2049	1,010,000	837,928
Wachovia Mortgage Loan Trust LLC, "3A1", Series 2005-B, 5.157%*, 10/20/2035	1,200,380	1,181,642
	Principal Amount ($)(a)	Value ($)

Washington Mutual Mortgage Pass-Through Certificates Trust:
"2A1", Series 2002-S8, 4.5%, 1/25/2018	62,717	62,455
"1A3", Series 2005-AR16, 5.109%*, 12/25/2035	825,000	809,013
"4A1", Series 2007-HY3, 5.354%*, 3/25/2037	1,793,443	1,776,787
"1A1", Series 2006-AR18, 5.358%*, 1/25/2037	1,332,367	1,315,051
"1A1", Series 2007-HY4, 5.569%*, 4/25/2037	1,564,096	1,548,211
"1A1", Series 2007-HY2, 5.642%*, 12/25/2036	1,552,519	1,543,671
Wells Fargo Mortgage Backed Securities Trust:
"B1", Series 2005-AR12, 4.325%*, 7/25/2035	762,352	740,778
"2A5", Series 2006-AR2, 5.089%*, 3/25/2036	2,832,037	2,798,857
"A4", Series 2005-AR14, 5.386%*, 8/25/2035	945,000	910,966
"2A5", Series 2006-AR1, 5.554%*, 3/25/2036	935,000	904,977
"1A3", Series 2006-6, 5.75%, 5/25/2036	955,575	951,173
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $80,012,767)		79,191,289

Collateralized Mortgage Obligations 8.4%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	336,703	335,805
Federal Home Loan Mortgage Corp.:
"WJ", Series 2557, 5.0%, 7/15/2014	601,096	598,276
"EW", Series 2545, 5.0%, 3/15/2029	455,759	450,676
"PD", Series 2844, 5.0%, 12/15/2032	1,580,000	1,498,401
"EG", Series 2836, 5.0%, 12/15/2032	1,580,000	1,498,386
"PD", Series 2783, 5.0%, 1/15/2033	761,000	722,222
"TE", Series 2780, 5.0%, 1/15/2033	1,150,000	1,094,829
"NE", Series 2802, 5.0%, 2/15/2033	1,580,000	1,503,715
"PD", Series 2893, 5.0%, 2/15/2033	800,000	757,948
"OG", Series 2889, 5.0%, 5/15/2033	685,000	648,198
"PE", Series 2898, 5.0%, 5/15/2033	335,000	317,225
"ND", Series 2950, 5.0%, 6/15/2033	1,140,000	1,075,557
"BG", Series 2869, 5.0%, 7/15/2033	185,000	175,654
"PD", Series 2939, 5.0%, 7/15/2033	535,000	506,101
"KD", Series 2915, 5.0%, 9/15/2033	1,140,000	1,078,497
"KG", Series 2987, 5.0%, 12/15/2034	1,470,000	1,385,856
"CH", Series 2390, 5.5%, 12/15/2016	200,000	199,542
	Principal Amount ($)(a)	Value ($)

"PE", Series 2522, 5.5%, 3/15/2022	950,000	939,297
Federal National Mortgage Association:
"PE", Series 2005-44, 5.0%, 7/25/2033	300,000	283,443
"ME", Series 2005-14, 5.0%, 10/25/2033	1,525,000	1,432,730
"EG", Series 2005-22, 5.0%, 11/25/2033	750,000	708,574
"OG", Series 2001-69, 5.5%, 12/25/2016	750,000	745,080
"PG", Series 2002-3, 5.5%, 2/25/2017	500,000	496,629
"QC", Series 2002-11, 5.5%, 3/25/2017	286,912	285,418
"VD", Series 2002-56, 6.0%, 4/25/2020	10,161	10,135
"ZQ", Series G92-9, 7.0%, 12/25/2021	86,304	86,746
Total Collateralized Mortgage Obligations (Cost $19,340,814)		18,834,940

Government & Agency Obligations 12.4%
Sovereign Bonds 1.8%
Dominican Republic, Series REG S, 8.625%, 4/20/2027	100,000	116,000
Government of Indonesia:
Series FR-43, 10.25%, 7/15/2022 IDR	920,000,000	107,427
Series FR-23, 11.0%, 12/15/2012 IDR	100,000,000	12,145
Series FR-26, 11.0%, 10/15/2014 IDR	722,000,000	88,590
Series FR-33, 12.5%, 3/15/2013 IDR	600,000,000	77,211
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009 MYR	570,000	167,766
Government of Ukraine:
Series REG S, 6.385%, 6/26/2012	180,000	180,144
Series REG S, 6.58%, 11/21/2016	330,000	327,112
Series REG S, 7.65%, 6/11/2013	100,000	105,830
Islamic Republic of Pakistan, Series REG S, 6.875%, 6/1/2017	370,000	355,200
Mexican Bonds:
Series M-20, 8.0%, 12/7/2023 MXN	880,000	83,646
Series M 9.0%, 12/22/2011 MXN	1,850,000	179,751
Series M-20, 10.0%, 12/5/2024 MXN	740,000	83,497
Nota Do Tesouro Nacional, 10.0%, 1/1/2017 BRL	340,000	168,808
Republic of Argentina:
GDP Linked Note, 12/15/2035	237,062	34,611
Series X, 7.0%, 4/17/2017	290,000	253,750
Republic of Colombia, 9.85%, 6/28/2027 COP	153,000,000	82,339
Republic of Egypt:
9.1%, 7/12/2010 (g) EGP	380,000	69,398
9.35%, 8/16/2010 (g) EGP	80,000	14,554
	Principal Amount ($)(a)	Value ($)

Republic of El Salvador, Series REG S, 7.65%, 6/15/2035	130,000	148,200
Republic of Panama:
6.7%, 1/26/2036	80,000	81,600
7.125%, 1/29/2026	220,000	234,300
Republic of Peru, 8.2%, 8/12/2026 PEN	910,000	351,683
Republic of Serbia, Series REG S, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024	100,000	94,250
Republic of Turkey:
6.875%, 3/17/2036	90,000	85,163
Series CPI, 10.0%, 2/15/2012 TRY	210,000	176,000
15.0%, 2/10/2010 TRY	110,000	79,545
16.0%, 3/7/2012 TRY	230,000	182,248
State of Qatar, Series REG S, 9.75%, 6/15/2030	50,000	72,000
		4,012,768
US Treasury Obligations 10.6%
US Treasury Bonds:
4.75%, 2/15/2037	1,100,000	1,037,180
6.0%, 2/15/2026 (b)	7,087,000	7,735,900
6.875%, 8/15/2025 (b)	150,000	178,699
8.75%, 8/15/2020 (b)	5,000	6,677
US Treasury Inflation Index Note, 2.0%, 1/15/2014	4,925,295	4,733,287
US Treasury Notes:
4.25%, 11/15/2014 (b)	580,000	553,402
4.625%, 12/31/2011 (b)	4,576,000	4,519,157
4.625%, 2/29/2012 (b)	4,162,000	4,108,677
4.875%, 8/31/2008 (b)	1,110,000	1,108,266
		23,981,245
Total Government & Agency Obligations (Cost $28,675,339)		27,994,013

Municipal Bonds and Notes 4.0%
Gainesville, FL, Post-Employment Benefits Obligation Revenue, Retiree Health Care Plan, 4.6%, 10/1/2012 (c)	630,000	608,410
Georgia, Winder-Barrow Industrial Building Authority Revenue, Barrow County Economic Development, 5.65%, 10/1/2015 (c)	465,000	464,805
Jicarilla, NM, Apache Nation Revenue, 144A, 3.85%, 12/1/2008	680,000	666,978
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013	670,000	652,198
Los Angeles, CA, Community Development Agency Tax Allocation Revenue, Adelante Eastside Project, Series C, 6.49%, 9/1/2037 (c)	945,000	949,423
	Principal Amount ($)(a)	Value ($)

Los Angeles, CA, Community Redevelopment Agency, Financing Authority Revenue, Bunker Hill Project, Series B, 4.99%, 12/1/2012 (c)	320,000	314,656
Phoenix, AZ, Civic Improvement Corp., Excise Tax Revenue, Series C, 5.75%, 7/1/2022 (c)	700,000	689,976
Trenton, NJ, Core City General Obligation, School District Revenue, 4.7%, 4/1/2013 (c)	745,000	716,161
Union County, NJ, Improvement Authority, Student Loan Revenue, 5.29%, 4/1/2018 (c)	940,000	908,284
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013 (c)	1,420,000	1,397,479
Washington, State Economic Development Finance Authority Revenue, CSC Tacoma LLC Project, Series A, 3.8%, 10/1/2011 (c)	550,000	516,961
Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series B, 5.33%, 7/1/2021	1,060,000	1,014,038
Total Municipal Bonds and Notes (Cost $9,076,185)		8,899,369
	Shares	Value ($)

Preferred Stocks 0.3%
Arch Capital Group Ltd., 8.0%	4,202	108,333
Delphi Financial Group, Inc. 7.376%	18,000	444,375
Ford Motor Credit Co. 7.375%	2,520	54,180
Total Preferred Stocks (Cost $611,443)		606,888
	Principal Amount ($)(a)	Value ($)

Time Deposit 0.3%
Dexia Banque International, Series A, 5.32%, 7/5/2007 (Cost $665,456)	665,456	665,456
	Shares	Value ($)

Securities Lending Collateral 9.4%
Daily Assets Fund Institutional, 5.36%(d) (e) (Cost $21,097,426)	21,097,426	21,097,426

Cash Equivalents 5.2%
Cash Management QP Trust, 5.34%(d) (Cost $11,723,688)	11,723,688	11,723,688
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $252,091,098)+	110.6	248,603,540
Other Assets and Liabilities, Net	(10.6)	(23,771,805)
Net Assets	100.0	224,831,735

The accompanying notes are an integral part of the financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2007.
+ The cost for federal income tax purposes was $252,127,670. At June 30, 2007, net unrealized depreciation for all securities based on tax cost was $3,524,130. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $494,171 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,018,301.
(a) Principal amount stated in US dollars unless otherwise noted.
(b) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2007 amounted to $20,631,592 which is 9.2% of net assets.
(c) Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group	0.1
Financial Guaranty Insurance Co.	0.3
Financial Security Assurance, Inc.	0.9
MBIA Corp.	0.9
Radian Asset Assurance	0.4
(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents collateral held in connection with securities lending.
(f) Mortgage dollar rolls included.
(g) When-issued/delayed delivery security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Federal Home Loan Mortgage Corp. issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

As of June 30, 2007, the Portfolio entered into the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
CAD	556,000	EUR	385,674	7/23/2007	166
EUR	776,000	USD	1,056,023	7/23/2007	4,902
JPY	126,480,000	GBP	520,393	7/23/2007	14,267
MXN	2,020,000	USD	186,912	7/23/2007	180
TRY	290,000	USD	219,864	7/23/2007	802
USD	510,408	AUD	613,000	7/23/2007	8,978
USD	1,023,347	AUD	1,240,000	7/23/2007	27,288
USD	1,152,192	CAD	1,290,000	7/23/2007	59,489
USD	521,811	CHF	642,000	7/23/2007	4,704
USD	185,008	CNY	1,408,000	7/23/2007	456
USD	523,093	CNY	3,981,000	7/23/2007	1,288
USD	768,923	EUR	571,000	7/23/2007	4,518
USD	112,646	MXN	1,230,000	7/23/2007	1,057
USD	556,832	NOK	3,320,000	7/23/2007	6,425
USD	1,039,495	NZD	1,358,000	7/23/2007	5,450
USD	143,383	TRY	194,000	7/23/2007	3,162
USD	143,832	TRY	194,000	7/23/2007	2,713
USD	51,876	TRY	69,000	7/23/2007	246
USD	82,540	UAH	416,000	7/23/2007	703
Total net unrealized appreciation					146,794
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
AUD	1,383,000	USD	1,149,149	7/23/2007	(22,649)
CAD	1,130,000	USD	1,043,578	7/23/2007	(17,817)
CAD	111,000	USD	103,871	7/23/2007	(390)
GBP	529,699	JPY	125,460,000	7/23/2007	(41,258)
IDR	908,000,000	USD	99,496	7/23/2007	(887)
JPY	125,150,000	USD	1,019,220	7/23/2007	(369)
MXN	1,070,000	USD	98,608	7/23/2007	(304)
NOK	1,730,000	USD	291,512	7/23/2007	(1,993)
NZD	2,445,000	USD	1,809,496	7/23/2007	(71,866)
NZD	28,079	ZAR	144,860	7/23/2007	(792)
NZD	3,877	ZAR	20,000	7/23/2007	(52)
TRY	246,000	USD	172,199	7/23/2007	(13,625)
TRY	189,000	USD	136,118	7/23/2007	(6,649)
USD	112,026	JPY	13,130,000	7/23/2007	(5,057)
USD	1,038,137	JPY	125,040,000	7/23/2007	(19,445)
USD	524,230	JPY	64,260,000	7/23/2007	(708)
Total net unrealized depreciation					(203,861)
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNY Yuan Renminbi
COP Colombian Peso
EGP Egyptian Pound
EUR Euro
GBP Pound Sterling
IDR Indonesian Rupiah
JPY Japanese Yen
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nouveau Sol
RUB New Russian Ruble
TRY New Turkish Lira
UAH Ukraine Hryvna
USD United States Dollar
ZAR South African Rand

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2007 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $219,269,984), including $20,631,592 of securities loaned	$ 215,782,426
Investment in Daily Assets Fund Institutional (cost $21,097,426)*	21,097,426
Investment in Cash Management QP Trust (cost $11,723,688)	11,723,688
Total investments in securities, at value (cost $252,091,098)	248,603,540
Cash	10,842
Receivable for investments sold	1,712,976
Dividends receivable	1,151
Interest receivable	2,001,270
Receivable for Portfolio shares sold	5,625,682
Unrealized appreciation on forward foreign currency exchange contracts	146,794
Other assets	2,850
Total assets	258,105,105
Liabilities
Foreign cash overdraft, at value (cost $159,541)	166,748
Payable for investments purchased	3,611,623
Payable for investments purchased — mortgage dollar rolls	2,776,502
Payable for when-issued/ delayed delivery securities	5,141,622
Payable for Portfolio shares redeemed	80,455
Payable upon return of securities loaned	21,097,426
Net payable on closed forward foreign currency exchange contracts	6,990
Unrealized depreciation on forward foreign currency exchange contracts	203,861
Accrued management fee	69,955
Accrued distribution service fee (Class B)	181
Accrued shareholder service fee (Class A)	384
Accrued shareholder service fee (Class B)	14
Other accrued expenses and payables	117,609
Total liabilities	33,273,370
Net assets, at value	$ 224,831,735
Net Assets
Net assets consist of: Undistributed net investment income	5,381,603
Net unrealized appreciation (depreciation) on: Investments	(3,487,558)
Foreign currency related transactions	(71,067)
Accumulated net realized gain (loss)	(1,797,599)
Paid-in capital	224,806,356
Net assets, at value	$ 224,831,735
Class A Net Asset Value, offering and redemption price per share ($223,954,581 ÷ 33,103,916 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 6.77
Class B Net Asset Value, offering and redemption price per share ($877,154 ÷ 129,829 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 6.76
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2007 (Unaudited)
Investment Income
Dividends	$ 6,525
Interest (net of foreign taxes withheld of $3,288)	5,819,177
Interest — Cash Management QP Trust	223,725
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	13,911
Total Income	6,063,338
Expenses: Management fee	425,662
Administration fee	109,144
Custodian fee	15,283
Distribution service fee (Class B)	1,800
Shareholder service fee (Class A)	403
Shareholder service fee (Class B)	42
Record keeping fee (Class B)	945
Auditing	21,586
Legal	14,884
Trustees' fees and expenses	4,777
Reports to shareholders and shareholder meeting	107,495
Other	4,996
Total expenses before expense reductions	707,017
Expense reductions	(127)
Total expenses after expense reductions	706,890
Net investment income	5,356,448
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	395,633
Foreign currency related transactions	(396,547)
(914)
Net unrealized appreciation (depreciation) during the period on: Investments	(3,332,887)
Foreign currency related transactions	(7,741)
(3,340,628)
Net gain (loss) on investment transactions	(3,341,542)
Net increase (decrease) in net assets resulting from operations	$ 2,014,906

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Operations: Net investment income	$ 5,356,448	$ 10,339,954
Net realized gain (loss) on investment transactions	(914)	(1,437,844)
Net unrealized appreciation (depreciation) during the period on investment transactions	(3,340,628)	1,127,759
Net increase (decrease) in net assets resulting from operations	2,014,906	10,029,869
Distributions to shareholders from: Net investment income: Class A	(10,313,794)	(7,979,436)
Class B	(83,297)	(26,938)
Net realized gains: Class A	—	(254,695)
Class B	—	(953)
Portfolio share transactions: Class A Proceeds from shares sold	21,857,734	35,231,866
Reinvestment of distributions	10,313,794	8,234,131
Cost of shares redeemed	(18,123,061)	(35,894,600)
Net increase (decrease) in net assets from Class A share transactions	14,048,467	7,571,397
Class B Proceeds from shares sold	1,127,049	1,183,848
Reinvestment of distributions	83,297	27,891
Cost of shares redeemed	(1,652,504)	(308,110)
Net increase (decrease) in net assets from Class B share transactions	(442,158)	903,629
Increase (decrease) in net assets	5,224,124	10,242,873
Net assets at beginning of period	219,607,611	209,364,738
Net assets at end of period (including undistributed net investment income of $5,381,603 and $10,422,246, respectively)	$ 224,831,735	$ 219,607,611
Other Information
Class A Shares outstanding at beginning of period	31,026,023	29,892,841
Shares sold	3,155,655	5,142,133
Shares issued to shareholders in reinvestment of distributions	1,510,072	1,234,502
Shares redeemed	(2,587,834)	(5,243,453)
Net increase (decrease) in Class A shares	2,077,893	1,133,182
Shares outstanding at end of period	33,103,916	31,026,023
Class B Shares outstanding at beginning of period	198,161	66,058
Shares sold	158,571	172,869
Shares issued to shareholders in reinvestment of distributions	12,196	4,182
Shares redeemed	(239,099)	(44,948)
Net increase (decrease) in Class B shares	(68,332)	132,103
Shares outstanding at end of period	129,829	198,161

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 7.03	$ 6.99	$ 7.13	$ 7.04	$ 6.98	$ 6.89
Income (loss) from investment operations: Net investment income[b]	.17	.33	.29	.29	.26	.34
Net realized and unrealized gain (loss) on investment transactions	(.09)	(.01)	(.10)	.08	.09	.17
Total from investment operations	.08	.32	.19	.37	.35	.51
Less distributions from: Net investment income	(.34)	(.27)	(.26)	(.28)	(.29)	(.42)
Net realized gain on investment transactions	—	(.01)	(.07)	—	—	—
Total distributions	(.34)	(.28)	(.33)	(.28)	(.29)	(.42)
Net asset value, end of period	$ 6.77	$ 7.03	$ 6.99	$ 7.13	$ 7.04	$ 6.98
Total Return (%)	1.04**	4.72[d]	2.60	5.38	5.06	7.66
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	224	218	209	177	176	165
Ratio of expenses before expense reductions (%)	.60*	.66	.68	.60	.58	.55
Ratio of expenses after expense reductions (%)	.60*	.62	.68	.60	.58	.55
Ratio of net investment income (%)	4.96*	4.82	4.11	4.18	3.78	5.03
Portfolio turnover rate (%)[c]	100**	179	187	223	242	262
[a] For the six months ended June 30, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] The portfolio turnover rate including mortgage dollar roll transactions was 106% for the period ended June 30, 2007 and 186%, 197%, 245%, 286% and 276% for the years ended December 31, 2006, December 31, 2005, December 31, 2004, December 31, 2003 and December 31, 2002, respectively.
[d] Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Class B Years Ended December 31,	2007[a]	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 7.01	$ 6.97	$ 6.88
Income (loss) from investment operations: Net investment income[c]	.15	.30	.18
Net realized and unrealized gain (loss) on investment transactions	(.09)	(.01)	(.09)
Total from investment operations	.06	.29	.09
Less distributions from: Net investment income	(.31)	(.24)	—
Net realized gain on investment transactions	—	(.01)	—
Total distributions	(.31)	(.25)	—
Net asset value, end of period	$ 6.76	$ 7.01	$ 6.97
Total Return (%)	.79**	4.33[e]	1.31**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.9	1.5
Ratio of expenses, before expense reductions (%)	1.01*	1.04	1.04*
Ratio of expenses, after expense reductions (%)	1.01*	.99	1.04*
Ratio of net investment income (%)	4.55*	4.45	3.86*
Portfolio turnover rate (%)[d]	100**	179	187**
[a] For the six months ended June 30, 2007 (Unaudited).
[b] For the period May 2, 2005 (commencement of operations of Class B shares) to December 31, 2005.
[c] Based on average shares outstanding during the period.
[d] The portfolio turnover rate including mortgage dollar roll transactions was 106% for period ended June 30, 2007 and 186% for the year ended December 31, 2006 and 197% for the period ended December 31, 2005, respectively.
[e] Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Information About Your Portfolio's Expenses

DWS Growth & Income VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2007 to June 30, 2007).

The tables illustrate your Portfolio's expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 3007
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/07	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/07	$ 1,034.20	$ 1,032.50
Expenses Paid per $1,000*	$ 2.77	$ 4.54
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/07	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/07	$ 1,022.07	$ 1,020.33
Expenses Paid per $1,000*	$ 2.76	$ 4.51
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series I — DWS Growth & Income VIP	.55%	.90%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2007

DWS Growth & Income VIP

Except for a period of weakness in late February and early March, equity markets were quite strong during the first six months of 2007. By the end of May, most indices were at or near their all-time highs. Markets were volatile with no pronounced trend in June. The Russell 3000® Index, which is generally regarded as a good indicator of the broad stock market, returned 7.11% for the six-month period. Growth stocks, as measured by the Russell 1000® Growth index, performed better than value stocks, as measured by the Russell 1000® Value index. For the period ending June 30, 2007, the Portfolio's Class A shares, unadjusted for contract charges, underperformed its benchmarks, the Russell 1000® Index, which posted a return of 7.18%, and the Standard & Poor's 500® (S&P 500) Index, which returned 6.96%.

Since sector weights of this Portfolio are maintained quite close to those of the Russell 1000® Index, essentially all differences in return between the Portfolio and the index result from stock selection. The Portfolio is managed using a quantitative stock selection model, and most holdings are large US-based companies. For the first half of 2007, stock selection in the industrials, energy and materials sectors contributed to performance relative to the Russell 1000 Index. Positions in the information technology, consumer discretionary and financial sectors detracted from performance.

In the industrials sector, holdings that contributed to performance include Honeywell International, Inc. and Caterpillar, Inc., both of which reported stronger-than-expected earnings. In energy, performance benefited from significant positions in Devon Energy Corp., Marathon Oil Corp. and Tidewater, Inc. In materials, which posted the highest return of the 10 sectors in the Russell 1000 Index, holdings that were especially strong were Lyondell Chemical Co., which has significant involvement in energy, Monsanto Co.* and Celanese Corp.

In information technology, performance was hurt by an overweight in Lexmark International, Inc., which reported sales and earnings below expectations, and by not owning some of the strongest stocks in the Russell 1000® Index.1 Consumer discretionary holdings that detracted from performance include The DIRECTV Group, Inc. and Starbucks Corp.* In the financial sector, performance was hurt by overweight positions in Merrill Lynch & Co., Inc. and Bank of America Corp.

Robert Wang Jin Chen, CFA
Julie Abbett
Portfolio Managers

Risk Considerations

The Portfolio is subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Derivatives may be more volatile and less liquid than traditional securities, and the Portfolio could suffer losses on an underlying Portfolio's derivative position. Investing in securities of emerging markets presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes and market risks. Please read this Portfolio's prospectus for specific information regarding its investments and risk profile.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell 1000 Growth Index is an unmanaged capitalization- weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000 Value Index is an unmanaged index that consists of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

The Standard & Poor's 500 (S&P 500) Index is an unmanaged capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns assume the reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

1 "Overweight" means the portfolio holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the portfolio holds a lower weighting.
* As of June 30, 2007, the positions were sold.

Portfolio management market commentary is as of June 30, 2007, and may not come to pass. This information is subject to change at any time based on market and other conditions. Past performance does not guarantee future results.

Portfolio Summary

DWS Growth & Income VIP

Asset Allocation	6/30/07	12/31/06

Common Stocks	98%	99%
Cash Equivalents	2%	—
Exchange Traded Funds	—	1%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/07	12/31/06

Financials	19%	22%
Information Technology	14%	15%
Consumer Discretionary	13%	10%
Industrials	12%	12%
Energy	12%	10%
Health Care	12%	12%
Consumer Staples	6%	9%
Materials	5%	3%
Telecommunication Services	4%	4%
Utilities	3%	3%
	100%	100%

Asset allocation and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 24. Information concerning portfolio holdings of the Portfolio as of month-end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2007 (Unaudited)

DWS Growth & Income VIP

	Shares	Value ($)

Common Stocks 96.9%
Consumer Discretionary 12.1%
Auto Components 0.3%
TRW Automotive Holdings Corp.*	18,100	666,623
Hotels Restaurants & Leisure 2.3%
Brinker International, Inc.	21,500	629,305
Darden Restaurants, Inc.	38,600	1,698,014
McDonald's Corp.	34,300	1,741,068
Yum! Brands, Inc.	67,700	2,215,144
		6,283,531
Household Durables 1.1%
Centex Corp.	22,400	898,240
NVR, Inc.*	3,300	2,243,175
		3,141,415
Media 2.7%
McGraw-Hill Companies, Inc.	52,830	3,596,667
Regal Entertainment Group "A"	13,700	300,441
The DIRECTV Group, Inc.*	154,500	3,570,495
		7,467,603
Multiline Retail 2.5%
Big Lots, Inc.*	14,200	417,764
Dollar Tree Stores, Inc.*	23,900	1,040,845
Family Dollar Stores, Inc.	60,000	2,059,200
Macy's, Inc.	67,900	2,701,062
Target Corp.	8,700	553,320
		6,772,191
Specialty Retail 2.3%
American Eagle Outfitters, Inc.	54,500	1,398,470
AutoZone, Inc.*	17,400	2,377,188
Dick's Sporting Goods, Inc.*	39,300	2,286,081
GameStop Corp. "A"*	9,300	363,630
		6,425,369
Textiles, Apparel & Luxury Goods 0.9%
Polo Ralph Lauren Corp.	26,100	2,560,671
Consumer Staples 5.8%
Beverages 0.8%
Coca-Cola Enterprises, Inc.	56,800	1,363,200
PepsiCo, Inc.	14,860	963,671
		2,326,871
Food & Staples Retailing 0.8%
Kroger Co.	17,100	481,023
Safeway, Inc.	47,500	1,616,425
		2,097,448
Food Products 1.9%
Dean Foods Co.	27,900	889,173
General Mills, Inc.	50,700	2,961,894
Kellogg Co.	16,500	854,535
Smithfield Foods, Inc.*	4,500	138,555
The J.M. Smucker Co.	6,000	381,960
		5,226,117
Household Products 1.2%
Colgate-Palmolive Co.	50,100	3,248,985
	Shares	Value ($)

Personal Products 0.1%
Estee Lauder Companies, Inc. "A"	6,800	309,468
Tobacco 1.0%
Altria Group, Inc.	33,720	2,365,121
Loews Corp. — Carolina Group	4,400	339,988
		2,705,109
Energy 11.9%
Energy Equipment & Services 2.4%
Global Industries Ltd.*	54,100	1,450,962
Patterson-UTI Energy, Inc.	11,000	288,310
Tidewater, Inc.	36,000	2,551,680
Transocean, Inc.*	9,600	1,017,408
Unit Corp.*	20,300	1,277,073
		6,585,433
Oil, Gas & Consumable Fuels 9.5%
Chesapeake Energy Corp.	77,000	2,664,200
Chevron Corp.	77,500	6,528,600
ConocoPhillips	6,400	502,400
Devon Energy Corp.	45,300	3,546,537
ExxonMobil Corp.	135,139	11,335,459
Marathon Oil Corp.	28,700	1,720,852
		26,298,048
Financials 18.3%
Capital Markets 5.7%
Lehman Brothers Holdings, Inc.	10,600	789,912
Merrill Lynch & Co., Inc.	56,800	4,747,344
Morgan Stanley	60,435	5,069,288
The Goldman Sachs Group, Inc.	24,365	5,281,114
		15,887,658
Commercial Banks 2.1%
US Bancorp.	30,200	995,090
Wachovia Corp.	37,600	1,927,000
Wells Fargo & Co.	79,760	2,805,159
		5,727,249
Diversified Financial Services 5.4%
Bank of America Corp.	158,670	7,757,376
Citigroup, Inc.	8,000	410,320
JPMorgan Chase & Co.	141,300	6,845,985
		15,013,681
Insurance 3.5%
ACE Ltd.	4,700	293,844
Arch Capital Group Ltd.*	2,600	188,604
Genworth Financial, Inc. "A"	72,500	2,494,000
Hartford Financial Services Group, Inc.	5,400	531,954
MetLife, Inc.	55,750	3,594,760
Partnerre Ltd.	1,800	139,500
Renaissancere Holdings Ltd.	3,900	241,761
Travelers Companies, Inc.	14,400	770,400
W.R. Berkley Corp.	17,200	559,688
XL Capital Ltd. "A"	9,800	826,042
		9,640,553
	Shares	Value ($)

Real Estate Investment Trusts 1.6%
AMB Property Corp. (REIT)	2,600	138,372
AvalonBay Communities, Inc. (REIT)	2,000	237,760
Equity Residential (REIT)	14,100	643,383
Essex Property Trust, Inc. (REIT)	500	58,150
Hospitality Properties Trust (REIT)	2,700	112,023
Host Hotels & Resorts, Inc. (REIT)	20,100	464,712
ProLogis (REIT)	11,700	665,730
Public Storage, Inc. (REIT)	6,800	522,376
Simon Property Group, Inc. (REIT)	6,900	641,976
The Macerich Co. (REIT)	1,500	123,630
Vornado Realty Trust (REIT)	6,300	691,992
		4,300,104
Health Care 11.6%
Biotechnology 2.4%
Cephalon, Inc.*	2,500	200,975
Genzyme Corp.*	47,400	3,052,560
Gilead Sciences, Inc.*	84,200	3,264,434
		6,517,969
Health Care Equipment & Supplies 2.0%
Advanced Medical Optics, Inc.*	42,900	1,496,352
Becton, Dickinson & Co.	35,500	2,644,750
Dade Behring Holdings, Inc.	15,300	812,736
Zimmer Holdings, Inc.*	7,200	611,208
		5,565,046
Health Care Providers & Services 2.6%
Aetna, Inc.	13,100	647,140
Coventry Health Care, Inc.*	36,100	2,081,165
Health Net, Inc.*	13,600	718,080
Humana, Inc.*	37,700	2,296,307
WellPoint, Inc.*	17,200	1,373,076
		7,115,768
Life Sciences Tools & Services 0.4%
Invitrogen Corp.*	16,400	1,209,500
Pharmaceuticals 4.2%
Abbott Laboratories	93,100	4,985,505
Eli Lilly & Co.	77,900	4,353,052
Merck & Co., Inc.	17,500	871,500
Pfizer, Inc.	1,900	48,583
Sepracor, Inc.*	35,600	1,460,312
		11,718,952
Industrials 11.9%
Aerospace & Defense 6.3%
Boeing Co.	55,640	5,350,342
General Dynamics Corp.	11,700	915,174
Honeywell International, Inc.	73,520	4,137,706
Lockheed Martin Corp.	48,400	4,555,892
Precision Castparts Corp.	7,700	934,472
Raytheon Co.	30,100	1,622,089
		17,515,675
Airlines 1.3%
AMR Corp.*	69,000	1,818,150
Continental Airlines, Inc. "B"*	50,700	1,717,209
		3,535,359
Commercial Services & Supplies 0.6%
Brink's Co.	8,500	526,065
Dun & Bradstreet Corp.	5,900	607,582
	Shares	Value ($)

Equifax, Inc.	12,800	568,576
		1,702,223
Construction & Engineering 0.1%
Fluor Corp.	2,900	322,973
Industrial Conglomerates 1.0%
General Electric Co.	73,850	2,826,978
Machinery 1.8%
AGCO Corp.*	12,300	533,943
Caterpillar, Inc.	49,500	3,875,850
PACCAR, Inc.	6,300	548,352
		4,958,145
Road & Rail 0.8%
Hertz Global Holdings, Inc.*	12,300	326,811
Ryder System, Inc.	32,900	1,770,020
		2,096,831
Information Technology 13.6%
Communications Equipment 0.1%
Cisco Systems, Inc.*	6,930	193,001
Computers & Peripherals 4.9%
Hewlett-Packard Co.	110,500	4,930,510
International Business Machines Corp.	56,400	5,936,100
Lexmark International, Inc. "A"*	27,000	1,331,370
NCR Corp.*	5,300	278,462
Western Digital Corp.*	56,100	1,085,535
		13,561,977
Electronic Equipment & Instruments 0.2%
Vishay Intertechnology, Inc.*	42,400	670,768
Internet Software & Services 1.3%
eBay, Inc.*	34,170	1,099,591
Google, Inc. "A"*	4,220	2,208,663
Yahoo!, Inc.*	6,100	165,493
		3,473,747
IT Services 0.9%
Accenture Ltd. "A"	10,600	454,634
Computer Sciences Corp.*	24,900	1,472,835
Convergys Corp.*	22,600	547,824
		2,475,293
Semiconductors & Semiconductor Equipment 3.0%
Atmel Corp.*	24,200	134,552
MEMC Electronic Materials, Inc.*	33,200	2,029,184
National Semiconductor Corp.	87,000	2,459,490
NVIDIA Corp.*	46,500	1,920,915
Teradyne, Inc.*	90,200	1,585,716
Xilinx, Inc.	8,200	219,514
		8,349,371
Software 3.2%
BMC Software, Inc.*	9,600	290,880
Microsoft Corp.	266,375	7,850,071
Symantec Corp.*	31,530	636,906
		8,777,857
Materials 4.3%
Chemicals 2.7%
Albemarle Corp.	26,000	1,001,780
Celanese Corp. "A"	56,400	2,187,192
Chemtura Corp.	51,200	568,832
	Shares	Value ($)

Huntsman Corp.	37,800	918,918
Lyondell Chemical Co.	75,900	2,817,408
		7,494,130
Containers & Packaging 0.4%
Packaging Corp. of America	21,700	549,227
Sonoco Products Co.	11,600	496,596
		1,045,823
Metals & Mining 1.2%
Cleveland-Cliffs, Inc.	8,000	621,360
Nucor Corp.	41,900	2,457,435
United States Steel Corp.	2,300	250,125
		3,328,920
Telecommunication Services 4.3%
Diversified Telecommunication Services 4.2%
AT&T, Inc.	25,780	1,069,870
CenturyTel, Inc.	18,600	912,330
Citizens Communications Co.	116,200	1,774,374
Embarq Corp.	32,400	2,053,188
Verizon Communications, Inc.	133,000	5,475,610
Windstream Corp.	18,200	268,632
		11,554,004
Wireless Telecommunication Services 0.1%
United States Cellular Corp.*	2,200	199,320
	Shares	Value ($)

Utilities 3.1%
Electric Utilities 2.0%
Exelon Corp.	31,080	2,256,408
Southern Co.	92,300	3,164,967
		5,421,375
Multi-Utilities 1.1%
PG&E Corp.	5,000	226,500
Sempra Energy	47,000	2,783,810
		3,010,310
Total Common Stocks (Cost $252,698,415)		267,325,442
	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.2%
US Treasury Bill, 4.845%**, 7/19/2007 (a) (Cost $598,547)	600,000	598,547
	Shares	Value ($)

Cash Equivalents 2.1%
Cash Management QP Trust, 5.34% (b) (Cost $5,673,347)	5,673,347	5,673,347
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $258,970,309)+	99.2	273,597,336
Other Assets and Liabilities, Net	0.8	2,317,337
Net Assets	100.0	275,914,673
* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $260,432,467. At June 30, 2007, net unrealized appreciation for all securities based on tax cost was $13,164,869. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $20,617,649 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,452,780.
(a) At June 30, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust

At June 30, 2007, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)
S&P 500 Index	9/20/2007	22	8,303,973	8,334,700	30,727

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2007 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $253,296,962)	$ 267,923,989
Investment in Cash Management QP Trust (cost $5,673,347)	5,673,347
Total investments in securities, at value (cost $258,970,309)	273,597,336
Receivable for investments sold	24,637,193
Dividends receivable	206,306
Interest receivable	30,891
Receivable for Portfolio shares sold	37,304
Foreign taxes recoverable	514
Other assets	2,624
Total assets	298,512,168
Liabilities
Payable for investments purchased	22,235,617
Payable for Portfolio shares redeemed	172,512
Payable for daily variation margin on open futures contracts	9,900
Accrued management fee	88,651
Accrued distribution service fee (Class B)	3,096
Accrued shareholder service fee (Class A)	123
Other accrued expenses and payables	87,596
Total liabilities	22,597,495
Net assets, at value	$ 275,914,673
Net Assets
Net assets consist of: Undistributed net investment income	1,605,134
Net unrealized appreciation (depreciation) on: Investments	14,627,027
Futures	30,727
Accumulated net realized gain (loss)	29,419,421
Paid-in capital	230,232,364
Net assets, at value	$ 275,914,673
Class A Net Asset Value, offering and redemption price per share ($259,758,813 ÷ 23,549,673 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 11.03
Class B Net Asset Value, offering and redemption price per share ($16,155,860 ÷ 1,467,370 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 11.01

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2007 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $19,980)	$ 2,370,284
Interest	12,518
Interest — Cash Management QP Trust	179,819
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	22,966
Total Income	2,585,587
Expenses: Management fee	595,459
Administration fee	154,648
Custodian fee	19,665
Distribution service fee (Class B)	50,183
Shareholder service fee (Class A)	369
Shareholder service fee (Class B)	107
Record keeping fee (Class B)	25,426
Auditing	20,365
Legal	12,227
Trustees' fees and expenses	7,905
Reports to shareholders and shareholder meeting	91,163
Other	10,825
Total expenses before expense reductions	988,342
Expense reductions	(22,796)
Total expenses after expense reductions	965,546
Net investment income (loss)	1,620,041
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	40,865,934
Futures	505,294
Foreign currency related transactions	2,927
41,374,155
Net unrealized appreciation (depreciation) during the period on: Investments	(31,979,040)
Futures	30,727
Foreign currency related transactions	173
(31,948,140)
Net gain (loss) on investment transactions	9,426,015
Net increase (decrease) in net assets resulting from operations	$ 11,046,056

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Operations: Net investment income (loss)	$ 1,620,041	$ 3,845,235
Net realized gain (loss) on investment transactions	41,374,155	24,911,633
Net unrealized appreciation (depreciation) during the period on investment transactions	(31,948,140)	12,505,619
Net increase (decrease) in net assets resulting from operations	11,046,056	41,262,487
Distributions to shareholders from: Net investment income: Class A	(3,254,218)	(2,664,327)
Class B	(431,057)	(286,921)
Net realized gains: Class A	(3,589,531)	—
Class B	(675,883)	—
Portfolio share transactions: Class A Proceeds from shares sold	3,966,209	14,579,038
Reinvestment of distributions	6,843,749	2,664,327
Cost of shares redeemed	(33,029,035)	(64,690,476)
Net increase (decrease) in net assets from Class A share transactions	(22,219,077)	(47,447,111)
Class B Proceeds from shares sold	1,464,256	8,202,285
Net assets acquired in tax-free reorganization	—	5,500,068
Reinvestment of distributions	1,106,940	286,921
Cost of shares redeemed	(39,364,885)	(14,614,169)
Net increase (decrease) in net assets from Class B share transactions	(36,793,689)	(624,895)
Increase (decrease) in net assets	(55,917,399)	(9,760,767)
Net assets at beginning of period	331,832,072	341,592,839
Net assets at end of period (including undistributed net investment income of $1,605,134 and $3,670,368, respectively)	$ 275,914,673	$ 331,832,072
Other Information
Class A Shares outstanding at beginning of period	25,561,711	30,277,518
Shares sold	359,411	1,462,864
Shares issued to shareholders in reinvestment of distributions	621,594	265,107
Shares redeemed	(2,993,043)	(6,443,778)
Net increase (decrease) in Class A shares	(2,012,038)	(4,715,807)
Shares outstanding at end of period	23,549,673	25,561,711
Class B Shares outstanding at beginning of period	4,788,468	4,883,742
Shares sold	134,384	780,726
Shares issued in tax-free reorganization	—	509,730
Shares issued to shareholders in reinvestment of distributions	100,722	28,606
Shares redeemed	(3,556,204)	(1,414,336)
Net increase (decrease) in Class B shares	(3,321,098)	(95,274)
Shares outstanding at end of period	1,467,370	4,788,468

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 10.94	$ 9.72	$ 9.29	$ 8.50	$ 6.77	$ 8.90
Income (loss) from investment operations: Net investment income (loss)[b]	.06	.13[d]	.10	.12	.07	.07
Net realized and unrealized gain (loss) on investment transactions	.31	1.19	.45	.74	1.74	(2.12)
Total from investment operations	.37	1.32	.55	.86	1.81	(2.05)
Less distributions from: Net investment income	(.13)	(.10)	(.12)	(.07)	(.08)	(.08)
Net realized gains on investment transactions	(.15)	—	—	—	—	—
Total distributions	(.28)	(.10)	(.12)	(.07)	(.08)	(.08)
Net asset value, end of period	$ 11.03	$ 10.94	$ 9.72	$ 9.29	$ 8.50	$ 6.77
Total Return (%)	3.42c**	13.63[c,d]	6.07[c]	10.16	26.74	(23.13)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	260	280	294	172	161	135
Ratio of expenses before expense reductions (%)	.56*	.56	.57	.56	.59	.57
Ratio of expenses after expense reductions (%)	.55*	.54	.54	.56	.59	.57
Ratio of net investment income (loss) (%)	1.12*	1.24[d]	1.10	1.37	.91	.92
Portfolio turnover rate (%)	210**	105	115	33	37	66
[a] For the six months ended June 30, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Scudder Funds (See Note H). The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.07%. Excluding this non-recurring income, total return would have been 0.06% lower.
* Annualized ** Not annualized

Class B Years Ended December 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 10.90	$ 9.68	$ 9.25	$ 8.47	$ 6.75	$ 8.87
Income (loss) from investment operations: Net investment income (loss)[b]	.04	.09[d]	.07	.09	.05	.05
Net realized and unrealized gain (loss) on investment transactions	.31	1.19	.45	.73	1.73	(2.12)
Total from investment operations	.35	1.28	.52	.82	1.78	(2.07)
Less distributions from: Net investment income	(.09)	(.06)	(.09)	(.04)	(.06)	(.05)
Net realized gains on investment transactions	(.15)	—	—	—	—	—
Total distributions	(.24)	(.06)	(.09)	(.04)	(.06)	(.05)
Net asset value, end of period	$ 11.01	$ 10.90	$ 9.68	$ 9.25	$ 8.47	$ 6.75
Total Return (%)	3.25c**	13.28[c,d]	5.73[c]	9.78	26.55	(23.40)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	16	52	47	33	18	7
Ratio of expenses before expense reductions (%)	.95*	.94	.95	.89	.85	.82
Ratio of expenses after expense reductions (%)	.90*	.89	.89	.89	.85	.82
Ratio of net investment income (loss) (%)	.77*	.89[d]	.75	1.04	.65	.67
Portfolio turnover rate (%)	210**	105	115	33	37	66
[a] For the six months ended June 30, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Scudder Funds (See Note H). The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.07%. Excluding this non-recurring income, total return would have been 0.06% lower.
* Annualized ** Not annualized

Information About Your Portfolio's Expenses

DWS Capital Growth VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2007 to June 30, 2007).

The tables illustrate your Portfolio's expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2007
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/07	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/07	$ 1,068.50	$ 1,066.50
Expenses Paid per $1,000*	$ 2.67	$ 4.61
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/07	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/07	$ 1,022.22	$ 1,020.33
Expenses Paid per $1,000*	$ 2.61	$ 4.51
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series I — DWS Capital Growth VIP	.52%	.90%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2007

DWS Capital Growth VIP

Except for a period of weakness in late February and early March, equity markets were quite strong during the first six months of 2007. By the end of May, most indices were near their all-time highs. The Russell 3000® Index, which is generally regarded as a good indicator of the broad stock market, returned 7.11% for the six-month period. Growth stocks, as measured by the Russell 1000® Growth Index, performed better than value stocks, as measured by the Russell 1000® Value Index. For the period ending June 30, 2007, the Portfolio's Class A shares, unadjusted for contract charges, underperformed its benchmarks, the Russell 1000 Growth Index, which posted a return of 8.13%, and the Standard & Poor's® 500 (S&P 500®) Index, which returned 6.96%. The Portfolio's performance relative to the Russell 1000 Growth Index was helped by sector allocation decisions, while stock selection detracted from performance.

Positioning within the energy sector was the largest contributor to performance during the six-month period as the Portfolio's significant overweight to the sector continued to be rewarded.1 Stock selection within the sector also contributed as Schlumberger Ltd., Devon Energy Corp. and Baker Hughes, Inc. were among the best performing energy holdings.

Positioning within the information technology sector also proved additive to returns during the six-month period. The strongest returns came from those firms with innovative new products or dominant/growing market share positions. Examples of this strength included Portfolio holdings Apple, Inc. and Intel Corp.

Security selection within the consumer discretionary and health care sectors detracted from performance. In the consumer discretionary sector, weakness was visible in holdings such as Harley-Davidson, Inc. and Starbucks Corp. In health care, performance was hurt by drops in large positions including Johnson & Johnson and Genentech, Inc. However, several large health care holdings, including Gilead Sciences, Inc. and Baxter International, Inc., were up strongly.

Underweight positions in utilities and materials, two sectors in which there are few growth opportunities, was a factor in the Portfolio's underperformance relative to the Russell 1000 Growth index, as these sectors were quite strong.

Julie M. Van Cleave, CFA Jack A. Zehner
Lead Portfolio Manager Portfolio Manager

Risk Considerations

The Portfolio is subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Please read this Portfolio's prospectus for specific information regarding its investments and risk profile.

The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable US equity market.

The Russell 1000 Growth Index is an unmanaged capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Standard & Poor's 500 (S&P 500) Index is an unmanaged capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.

1 "Overweight" means the Portfolio holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the Portfolio holds a lower weighting.

Portfolio management market commentary is as of June 30, 2007, and may not come to pass. This information is subject to change at any time based on market and other conditions. Past performance does not guarantee future results.

Portfolio Summary

DWS Capital Growth VIP

Asset Allocation (Excludes Securities Lending Collateral)	6/30/07	12/31/06

Common Stocks	98%	98%
Cash Equivalents	2%	2%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/07	12/31/06

Information Technology	21%	22%
Health Care	17%	19%
Consumer Discretionary	14%	12%
Energy	14%	15%
Consumer Staples	12%	14%
Industrials	10%	9%
Financials	8%	8%
Materials	3%	1%
Telecommunication Services	1%	—
	100%	100%

Asset allocation and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 36. Information concerning portfolio holdings of the Portfolio as of month-end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2007 (Unaudited)

DWS Capital Growth VIP

	Shares	Value ($)

Common Stocks 98.4%
Consumer Discretionary 14.2%
Automobiles 0.8%
Harley-Davidson, Inc. (a)	157,700	9,400,497
Hotels Restaurants & Leisure 1.9%
McDonald's Corp.	280,900	14,258,484
Starbucks Corp.*	242,195	6,355,197
		20,613,681
Household Durables 1.0%
Fortune Brands, Inc.	129,500	10,666,915
Media 3.0%
McGraw-Hill Companies, Inc.	262,900	17,898,232
Omnicom Group, Inc.	298,880	15,816,730
		33,714,962
Multiline Retail 3.5%
Kohl's Corp.*	180,000	12,785,400
Nordstrom, Inc.	97,600	4,989,312
Target Corp.	341,600	21,725,760
		39,500,472
Specialty Retail 2.9%
Best Buy Co., Inc. (a)	92,900	4,335,643
Lowe's Companies, Inc.	267,600	8,212,644
Staples, Inc.	606,665	14,396,160
Tiffany & Co.	105,500	5,597,830
		32,542,277
Textiles, Apparel & Luxury Goods 1.1%
Coach, Inc.*	259,800	12,311,922
Consumer Staples 11.6%
Beverages 3.7%
Diageo PLC	625,507	13,025,561
PepsiCo, Inc.	439,425	28,496,711
		41,522,272
Food & Staples Retailing 2.2%
Shoppers Drug Mart Corp.	130,200	6,030,573
Walgreen Co.	418,300	18,212,782
		24,243,355
Food Products 2.9%
Dean Foods Co.	226,618	7,222,316
Groupe Danone	138,401	11,242,870
Kellogg Co.	204,200	10,575,518
Royal Numico NV	64,547	3,366,022
		32,406,726
Household Products 2.8%
Colgate-Palmolive Co.	144,740	9,386,389
Procter & Gamble Co.	369,370	22,601,750
		31,988,139
Energy 13.6%
Energy Equipment & Services 7.0%
Baker Hughes, Inc.	245,000	20,611,850
Noble Corp. (a)	116,400	11,351,328
Schlumberger Ltd.	344,800	29,287,312
Transocean, Inc.*	166,640	17,660,507
		78,910,997
	Shares	Value ($)

Oil, Gas & Consumable Fuels 6.6%
ConocoPhillips	158,260	12,423,410
Devon Energy Corp.	252,500	19,768,225
EOG Resources, Inc.	166,725	12,180,928
Valero Energy Corp.	158,845	11,732,292
XTO Energy, Inc.	288,466	17,336,807
		73,441,662
Financials 7.6%
Capital Markets 3.9%
Lehman Brothers Holdings, Inc.	166,800	12,429,936
Merrill Lynch & Co., Inc.	142,360	11,898,449
The Goldman Sachs Group, Inc.	48,200	10,447,350
UBS AG (Registered) (b)	29,900	1,794,299
UBS AG (Registered) (b)	122,687	7,392,356
		43,962,390
Consumer Finance 0.9%
American Express Co.	170,050	10,403,659
Diversified Financial Services 1.9%
Bank of America Corp.	259,000	12,662,510
Chicago Mercantile Exchange Holdings, Inc. "A"	15,377	8,216,854
		20,879,364
Insurance 0.9%
Aflac, Inc.	189,524	9,741,533
Health Care 17.2%
Biotechnology 4.9%
Celgene Corp.*	143,800	8,244,054
Genentech, Inc.*	294,250	22,262,955
Gilead Sciences, Inc.*	636,920	24,693,388
		55,200,397
Health Care Equipment & Supplies 5.5%
Baxter International, Inc.	361,800	20,383,812
C.R. Bard, Inc.	121,500	10,039,545
Medtronic, Inc.	326,500	16,932,290
Zimmer Holdings, Inc.*	170,840	14,502,608
		61,858,255
Health Care Providers & Services 2.0%
Laboratory Corp. of America Holdings*	112,700	8,819,902
UnitedHealth Group, Inc.	266,885	13,648,499
		22,468,401
Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc.*	111,100	5,746,092
Pharmaceuticals 4.3%
Abbott Laboratories	237,700	12,728,835
Eli Lilly & Co.	116,100	6,487,668
Johnson & Johnson	459,666	28,324,619
		47,541,122
Industrials 9.6%
Aerospace & Defense 2.5%
Honeywell International, Inc.	177,600	9,995,328
United Technologies Corp.	251,700	17,853,081
		27,848,409
	Shares	Value ($)

Air Freight & Logistics 1.2%
FedEx Corp.	122,120	13,551,657
Electrical Equipment 1.9%
Emerson Electric Co.	459,000	21,481,200
Industrial Conglomerates 2.4%
General Electric Co.	711,365	27,231,052
Machinery 1.6%
Caterpillar, Inc.	144,200	11,290,860
Parker Hannifin Corp.	61,000	5,972,510
		17,263,370
Information Technology 20.7%
Communications Equipment 2.7%
Cisco Systems, Inc.*	702,620	19,567,967
QUALCOMM, Inc.	252,400	10,951,636
		30,519,603
Computers & Peripherals 5.9%
Apple, Inc.*	225,035	27,463,271
EMC Corp.*	838,615	15,178,932
Hewlett-Packard Co.	222,600	9,932,412
International Business Machines Corp.	135,700	14,282,425
		66,857,040
Electronic Equipment & Instruments 0.6%
Mettler-Toledo International, Inc.*	66,600	6,360,966
Internet Software & Services 1.9%
Google, Inc. "A"*	22,525	11,789,135
Yahoo!, Inc.*	338,625	9,186,896
		20,976,031
IT Services 2.4%
Accenture Ltd. "A"	407,800	17,490,542
Paychex, Inc.	240,200	9,396,624
		26,887,166
Semiconductors & Semiconductor Equipment 3.5%
Broadcom Corp. "A"*	196,500	5,747,625
Intel Corp.	728,490	17,308,922
	Shares	Value ($)

Texas Instruments, Inc.	432,010	16,256,536
		39,313,083
Software 3.7%
Adobe Systems, Inc.*	269,575	10,823,436
Electronic Arts, Inc.*	185,700	8,787,324
Microsoft Corp.	736,180	21,695,225
		41,305,985
Materials 2.9%
Chemicals
Ecolab, Inc.	249,200	10,640,840
Monsanto Co.	145,300	9,813,562
Praxair, Inc.	163,400	11,763,166
		32,217,568
Telecommunication Services 1.0%
Diversified Telecommunication Services 0.5%
AT&T, Inc.	138,900	5,764,350
Wireless Telecommunication Services 0.5%
American Tower Corp. "A"*	135,700	5,699,400
Total Common Stocks (Cost $712,100,062)		1,102,341,970

Securities Lending Collateral 1.3%
Daily Assets Fund Institutional, 5.36% (c) (d) (Cost $14,945,200)	14,945,200	14,945,200

Cash Equivalents 1.6%
Cash Management QP Trust, 5.34% (c) (Cost $18,349,309)	18,349,309	18,349,309
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $745,394,571)+	101.3	1,135,636,479
Other Assets and Liabilities, Net	(1.3)	(15,028,252)
Net Assets	100.0	1,120,608,227
* Non-income producing security.
+ The cost for federal income tax purposes was $754,266,845. At June 30, 2007, net unrealized appreciation for all securities based on tax cost was $381,369,634. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $393,812,660 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,443,026.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2007 amounted to $14,624,820 which is 1.3% of net assets.
(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2007 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $712,100,062), including $14,624,820 of securities loaned	$ 1,102,341,970
Investment in Daily Assets Fund Institutional (cost $14,945,200)*	14,945,200
Investment in Cash Management QP Trust (cost $18,349,309)	18,349,309
Total investments in securities, at value (cost $745,394,571)	1,135,636,479
Receivable for investment sold	8,574,535
Dividends receivable	614,860
Interest receivable	67,070
Receivable for Portfolio shares sold	38,955
Foreign taxes recoverable	58,009
Other assets	20,006
Total assets	1,145,009,914
Liabilities
Payable for investments purchased	8,345,268
Payable for Portfolio shares redeemed	559,755
Payable upon return of securities loaned	14,945,200
Accrued management fee	302,312
Accrued distribution service fee (Class B)	3,231
Other accrued expenses and payables	245,921
Total liabilities	24,401,687
Net assets, at value	$ 1,120,608,227
Net Assets
Net assets consist of: Undistributed net investment income	7,587,239
Net unrealized appreciation (depreciation) on: Investments	390,241,908
Foreign currency related transactions	(347)
Accumulated net realized gain (loss)	(359,868,014)
Paid-in capital	1,082,647,441
Net assets, at value	$ 1,120,608,227
Class A Net Asset Value, offering and redemption price per share ($1,101,782,579 ÷ 56,880,825 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 19.37
Class B Net Asset Value, offering and redemption price per share ($18,825,648 ÷ 974,696 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 19.31
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2007 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $82,332)	$ 10,532,205
Interest	829
Interest — Cash Management QP Trust	421,317
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	32,752
Total Income	10,987,103
Expenses: Management fee	2,168,617
Administration fee	592,250
Custodian fee	46,329
Distribution service fee (Class B)	98,053
Shareholder service fee (Class A)	455
Shareholder service fee (Class B)	101
Record keeping fee (Class B)	54,269
Auditing	18,441
Legal	18,214
Trustees' fees and expenses	17,620
Reports to shareholders and shareholder meeting	409,944
Other	15,603
Total expenses before expense reductions	3,439,896
Expense reductions	(54,541)
Total expenses after expense reductions	3,385,355
Net investment income (loss)	7,601,748
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	31,887,280
Foreign currency related transactions	(1,986)
31,885,294
Net unrealized appreciation (depreciation) during the period on: Investments	40,696,613
Foreign currency related transactions	(252)
40,696,361
Net gain (loss) on investment transactions	72,581,655
Net increase (decrease) in net assets resulting from operations	$ 80,183,403

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Operations: Net investment income (loss)	$ 7,601,748	$ 7,388,043
Net realized gain (loss) on investment transactions	31,885,294	15,481,308
Net unrealized appreciation (depreciation) during the period on investment transactions	40,696,361	58,267,822
Net increase (decrease) in net assets resulting from operations	80,183,403	81,137,173
Distributions to shareholders from: Net investment income: Class A	(6,887,657)	(5,636,032)
Class B	(258,683)	(141,341)
Portfolio share transactions: Class A Proceeds from shares sold	13,285,816	16,358,245
Net assets acquired in tax-free reorganization	—	210,765,818
Reinvestment of distributions	6,887,657	5,636,032
Cost of shares redeemed	(116,226,628)	(203,567,867)
Net increase (decrease) in net assets from Class A share transactions	(96,053,155)	29,192,228
Class B Proceeds from shares sold	866,223	43,601,768
Net assets acquired in tax-free reorganization	—	37,158,118
Reinvestment of distributions	258,683	141,341
Cost of shares redeemed	(95,858,349)	(51,781,199)
Net increase (decrease) in net assets from Class B share transactions	(94,733,443)	29,120,028
Increase (decrease) in net assets	(117,749,535)	133,672,056
Net assets at beginning of period	1,238,357,762	1,104,685,706
Net assets at end of period (including undistributed net investment income of $7,587,239 and $7,131,831, respectively)	$ 1,120,608,227	$ 1,238,357,762
Other Information
Class A Shares outstanding at beginning of period	62,005,444	61,042,375
Shares sold	721,238	949,778
Shares issued in tax-free reorganization	—	11,523,100
Shares issued to shareholders in reinvestment of distributions	362,508	322,982
Shares redeemed	(6,208,365)	(11,832,791)
Net increase (decrease) in Class A shares	(5,124,619)	963,069
Shares outstanding at end of period	56,880,825	62,005,444
Class B Shares outstanding at beginning of period	5,921,673	4,353,863
Shares sold	47,085	2,415,727
Shares issued in tax-free reorganization	—	2,040,472
Shares issued to shareholders in reinvestment of distributions	13,644	8,123
Shares redeemed	(5,007,706)	(2,896,512)
Net increase (decrease) in Class B shares	(4,946,977)	1,567,810
Shares outstanding at end of period	974,696	5,921,673

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$18.24	$ 16.90	$ 15.67	$ 14.59	$ 11.54	$ 16.36
Income (loss) from investment operations: Net investment income (loss)[b]	.12[e]	.13[d]	.10	.14	.08	.05
Net realized and unrealized gain (loss) on investment transactions	1.13	1.31	1.29	1.02	3.03	(4.82)
Total from investment operations	1.25	1.44	1.39	1.16	3.11	(4.77)
Less distributions from: Net investment income	(.12)	(.10)	(.16)	(.08)	(.06)	(.05)
Net asset value, end of period	$ 19.37	$ 18.24	$ 16.90	$ 15.67	$ 14.59	$ 11.54
Total Return (%)	6.85c**	8.53[c,d]	8.96[c]	7.99	26.89	(29.18)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,102	1,131	1,031	698	705	558
Ratio of expenses before expense reductions (%)	.53*	.52	.50	.50	.51	.51
Ratio of expenses after expense reductions (%)	.52*	.49	.49	.50	.51	.51
Ratio of net investment income (loss) (%)	1.01e*	.73[d]	.61	.98	.61	.38
Portfolio turnover rate (%)	14**	16	17	15	13	25
[a] For the six months ended June 30, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Scudder Funds (see Note H). The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.04%. Excluding this non-recurring income, total return would have been 0.03% lower.
[e] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.06 per share and 0.33% of average daily net assets, respectively.
* Annualized ** Not annualized

Class B Years Ended December 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 18.15	$ 16.81	$ 15.59	$ 14.52	$ 11.49	$ 16.29
Income (loss) from investment operations: Net investment income (loss)[b]	.08[e]	.06[d]	.04	.09	.03	.02
Net realized and unrealized gain (loss) on investment transactions	1.13	1.31	1.28	1.01	3.02	(4.81)
Total from investment operations	1.21	1.37	1.32	1.10	3.05	(4.79)
Less distributions from: Net investment income	(.05)	(.03)	(.10)	(.03)	(.02)	(.01)
Net asset value, end of period	$ 19.31	$ 18.15	$ 16.81	$ 15.59	$ 14.52	$ 11.49
Total Return (%)	6.65c**	8.17[c,d]	8.51[c]	7.56	26.51	(29.37)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19	107	73	23	15.89
Ratio of expenses before expense reductions (%)	.93*	.91	.89	.88	.87	.76
Ratio of expenses after expense reductions (%)	.90*	.86	.86	.88	.87	.76
Ratio of net investment income (loss) (%)	.63e*	.36[d]	.24	.60	.25	.13
Portfolio turnover rate (%)	14**	16	17	15	13	25
[a] For the six months ended June 30, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Scudder Funds (see Note H). The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.04%. Excluding this non-recurring income, total return would have been 0.03% lower.
[e] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.06 per share and 0.33% of average daily net assets, respectively.
* Annualized ** Not annualized

Information About Your Portfolio's Expenses

DWS Global Opportunities VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2007 to June 30, 2007).

The tables illustrate your Portfolio's expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2007
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/07	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/07	$ 1,090.30	$ 1,088.60
Expenses Paid per $1,000*	$ 5.91	$ 7.87
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/07	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/07	$ 1,019.14	$ 1,017.26
Expenses Paid per $1,000*	$ 5.71	$ 7.60
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series I — DWS Global Opportunities VIP	1.14%	1.52%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2007

DWS Global Opportunities VIP

For the period ending June 30, 2007, DWS Global Opportunities VIP's Class A shares, unadjusted for contract charges, trailed the 11.86% return of its benchmark, the S&P®/Citigroup World Extended Market Index. A natural outcome of our long-term, buy-and-hold approach is that the Portfolio will periodically underperform in the short term. Still, we believe the effectiveness of our strategy is well illustrated by the fact that the Portfolio remains well ahead of both its benchmark and the peer group average over the three-, five- and ten-year periods.

During the most recent six months, relative performance was dampened by the Portfolio's above-benchmark weighting in the underperforming health care sector.1 A leading individual detractor in this area was Fresenius Medical Care AG & Co., a stock we continue to hold based on its long-term prospects. The Portfolio also was hurt by its underweight in the strong-performing industrials and materials sectors, a positioning that is a natural outcome of our growth orientation. This shortfall was made up to some extent by the outperformance of the Portfolio's holdings in the consumer discretionary sector. In addition, four Portfolio holdings were bid for at substantial premiums to their market prices: Puma AG, Harman International Industries, Inc., Nuveen Investments and Tandberg Television ASA.*

We believe the Portfolio remains well-positioned due to our use of fundamental research to identify what we see as the very best opportunities within an extremely broad investment universe. Even in the event of a market downturn — in which case small-caps would not be immune — we remain confident in the investment stories of the companies we hold in the Portfolio.

Joseph Axtell, CFA Terrence S. Gray, CFA
Lead Portfolio Manager Portfolio Manager

Risk Considerations

This Portfolio is subject to stock market risk. Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuations, political and economic changes and market risks. Additionally, stocks of small-sized companies involve greater risk as they often have limited product lines, markets or financial resources and may be sensitive to erratic and abrupt market movements more so than securities of larger, more established companies. Derivatives may be more volatile and less liquid than traditional securities, and the Portfolio could suffer losses on an underlying Portfolio's derivative position. Investing in securities of emerging markets presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes and market risks. All of these factors may result in greater share price volatility. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

The S&P®/Citigroup World Equity Extended Market Index (Citigroup World Equity EMI), is an unmanaged index of small-capitalization stocks within 26 countries around the globe.

Index returns assume the reinvestment of dividends net of withholding tax and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

1 "Overweight" means the portfolio holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the portfolio holds a lower weighting.
* As of June 30, 2007, the position was sold.

Portfolio management market commentary is as of June 30, 2007, and may not come to pass. This information is subject to change at any time based on market and other conditions. Past performance does not guarantee future results.

Portfolio Summary

DWS Global Opportunities VIP

Asset Allocation (Excludes Securities Lending Collateral)	6/30/07	12/31/06

Common Stocks	97%	97%
Cash Equivalents	3%	3%
	100%	100%
Geographical Diversification (Excludes Cash Equivalents and Securities Lending Collateral)	6/30/07	12/31/06

Continental Europe	39%	41%
United States	30%	32%
United Kingdom	10%	7%
Pacific Basin	7%	7%
Japan	6%	7%
Australia	3%	3%
Latin America	2%	2%
Canada	2%	1%
Other	1%	—
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/07	12/31/06

Financials	24%	27%
Information Technology	17%	15%
Health Care	16%	17%
Industrials	13%	12%
Consumer Discretionary	12%	13%
Energy	9%	8%
Consumer Staples	3%	2%
Utilities	3%	3%
Materials	2%	2%
Telecommunication Services	1%	1%
	100%	100%

Asset allocation, geographical diversification and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 47. Information concerning portfolio holdings of the Portfolio as of month-end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2007 (Unaudited)

DWS Global Opportunities VIP

	Shares	Value ($)

Common Stocks 96.3%
Australia 2.5%
Babcock & Brown Ltd.	209,247	5,665,481
Sigma Pharmaceuticals Ltd. (a)	1,798,238	3,230,740
(Cost $6,385,379)		8,896,221
Bahrain 0.7%
Gulf Finance House EC (GDR) 144A* (Cost $2,427,500)	97,100	2,427,500
Bermuda 0.6%
Orient-Express Hotels Ltd. "A" (Cost $1,244,479)	40,300	2,152,020
Brazil 1.9%
Aracruz Celulose SA "B" (ADR) (Preferred)	52,700	3,490,848
Diagnosticos da America SA	138,300	3,054,215
(Cost $4,115,396)		6,545,063
Canada 1.8%
Certicom Corp.*	309,200	1,158,140
Flint Energy Services Ltd.*	44,400	1,187,890
OPTI Canada, Inc.*	80,700	1,721,196
SunOpta, Inc.*	192,200	2,143,030
(Cost $5,866,359)		6,210,256
France 3.7%
Business Objects SA*	24,644	961,699
Business Objects SA (ADR)*	53,900	2,093,476
Financiere Marc de Lacharriere SA (a)	27,005	2,641,078
Flamel Technologies SA (ADR)* (a)	183,500	3,847,995
JC Decaux SA	104,376	3,311,738
(Cost $9,976,250)		12,855,986
Germany 13.6%
AWD Holding AG (a)	83,583	3,548,445
Compugroup Holding AG*	78,100	1,739,183
Francotyp-Postalia Holding AG*	23,808	522,901
Fresenius Medical Care AG & Co.	197,207	9,102,503
Grenkeleasing AG	44,217	2,047,966
Hypo Real Estate Holding AG (a)	55,340	3,584,641
M.A.X. Automation AG (a)	352,294	2,642,676
Puma AG	3,967	1,770,271
QSC AG* (a)	269,712	1,742,019
Rational AG (a)	13,084	2,563,823
Software AG (a)	22,761	2,208,573
Stada Arzneimittel AG (a)	102,434	6,511,677
United Internet AG (Registered) (a)	294,343	6,119,266
Wincor Nixdorf AG	40,034	3,710,591
(Cost $23,935,710)		47,814,535
Greece 5.2%
Coca-Cola Hellenic Bottling Co. SA	86,600	3,983,825
Hellenic Exchanges Holding SA	106,800	2,784,732
Piraeus Bank SA	225,675	8,257,675
Titan Cement Co. SA	55,900	3,236,328
(Cost $7,366,197)		18,262,560
Hong Kong 3.3%
Kingboard Chemical Holdings Ltd.	1,246,240	5,726,731
	Shares	Value ($)

Midland Holdings Ltd.	2,529,557	1,589,209
Wing Hang Bank Ltd.	380,500	4,181,794
(Cost $4,956,149)		11,497,734
Ireland 5.5%
Anglo Irish Bank Corp. PLC	304,919	6,247,425
C&C Group PLC (b)	19,088	256,035
C&C Group PLC (b)	155,740	2,091,172
FBD Holdings PLC	47,800	2,052,688
ICON PLC (ADR)*	64,100	2,803,734
Paddy Power PLC	120,473	3,755,985
Ryanair Holdings PLC* (b)	339,000	2,262,016
Ryanair Holdings PLC* (b)	2,200	14,596
(Cost $7,851,122)		19,483,651
Italy 1.5%
Banca Italease (a)	51,716	1,381,851
Lottomatica SpA (a)	42,913	1,706,937
Safilo Group SpA (a)	323,900	2,116,741
(Cost $6,237,589)		5,205,529
Japan 6.1%
AEON Credit Services Co., Ltd.	92,800	1,472,116
AEON Mall Co., Ltd. (a)	144,000	4,417,285
JAFCO Co., Ltd.	21,900	1,004,122
KITZ Corp.	170,000	1,477,539
Matsui Securities Co., Ltd. (a)	166,900	1,486,962
Mitsubishi UFJ Lease & Finance Co., Ltd.	41,700	1,868,973
Nidec Corp. (a)	22,200	1,302,375
Park24 Co., Ltd. (a)	220,000	2,208,857
Sumitomo Realty & Development Co., Ltd.	188,000	6,108,352
(Cost $14,179,998)		21,346,581
Korea 0.9%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Cost $857,731)	58,600	3,314,132
Netherlands 4.3%
Arcadis NV	25,086	2,127,510
Chicago Bridge & Iron Co., NV (New York Shares)	124,700	4,706,178
QIAGEN NV*	99,100	1,773,511
SBM Offshore NV	169,883	6,475,645
(Cost $7,284,891)		15,082,844
Norway 0.8%
Electromagnetic GeoServices AS* (a)	36,000	719,998
Prosafe ASA	137,143	2,190,724
(Cost $2,178,750)		2,910,722
Spain 0.5%
Tecnicas Reunidas SA(Cost $1,755,047)	27,891	1,874,837
Sweden 1.3%
Brostrom AB "B" (a)	152,300	1,611,947
Eniro AB	169,900	2,151,573
Micronic Laser Systems AB* (a)	128,200	882,283
(Cost $3,669,050)		4,645,803
	Shares	Value ($)

Switzerland 1.4%
Advanced Digital Broadcast Holdings SA (ADB Group) (Registered)*	17,933	1,062,354
Fortune Management, Inc. (REG S)* (a)	382,703	1,163,645
Partners Group (Registered)	19,600	2,630,137
(Cost $3,182,031)		4,856,136
Taiwan 2.4%
Fuhwa Financial Holding Co., Ltd.*	2,974,415	1,685,371
Powerchip Semiconductor Corp.	2,624,702	1,597,442
Siliconware Precision Industries Co.	2,485,738	5,276,742
(Cost $4,196,443)		8,559,555
Thailand 0.5%
Bangkok Bank PCL (Foreign Registered) (Cost $1,314,894)	527,600	1,863,496
United Kingdom 9.2%
Aegis Group PLC	527,905	1,443,531
ARM Holdings PLC	1,355,834	3,964,763
Ashmore Group PLC	657,992	3,531,103
BlueBay Asset Management PLC (Unit)*	293,056	2,891,860
Dicom Group PLC	463,976	1,721,604
John Wood Group PLC	265,140	1,791,622
Lamprell PLC	442,400	3,058,274
Michael Page International PLC	441,461	4,641,064
Serco Group PLC	481,171	4,342,211
Taylor Nelson Sofres PLC	495,551	2,343,636
Xchanging Ltd.*	501,028	2,602,353
(Cost $23,835,851)		32,332,021
United States 28.6%
Adams Respiratory Therapeutics, Inc.* (a)	57,500	2,264,925
Advance Auto Parts, Inc.	63,950	2,591,894
Advanced Medical Optics, Inc.* (a)	65,200	2,274,176
Aecom Technology Corp.*	70,868	1,758,235
Aeropostale, Inc.*	75,000	3,126,000
Allegheny Energy, Inc.*	184,100	9,525,334
AMERIGROUP Corp.*	91,200	2,170,560
Bravo! Brands, Inc.*	641,300	9,748
Carter's, Inc.*	91,800	2,381,292
Celgene Corp.*	63,100	3,617,523
Cogent, Inc.* (a)	101,600	1,492,504
Diamond Foods, Inc.	65,000	1,140,750
Dresser-Rand Group, Inc.*	92,800	3,665,600
	Shares	Value ($)

EMS Technologies, Inc.*	54,500	1,202,270
Euronet Worldwide, Inc.* (a)	93,400	2,723,544
Foundation Coal Holdings, Inc.	60,700	2,466,848
FTI Consulting, Inc.*	91,850	3,493,055
Gentex Corp.	83,100	1,636,239
Harman International Industries, Inc.	25,900	3,025,120
Harris Interactive, Inc.*	143,500	767,725
Invitrogen Corp.*	25,900	1,910,125
Itron, Inc.* (a)	58,300	4,543,902
Joy Global, Inc.	86,475	5,044,087
Lam Research Corp.*	34,200	1,757,880
Metabolix, Inc.*	47,600	1,191,428
Mueller Water Products, Inc. "A" (a)	92,300	1,574,638
NeuStar, Inc. "A"*	69,100	2,001,827
Nuveen Investments "A"	55,700	3,461,755
NxStage Medical, Inc.* (a)	195,000	2,521,350
Owens & Minor, Inc.	66,500	2,323,510
P.F. Chang's China Bistro, Inc.* (a)	46,200	1,626,240
Perficient, Inc.*	87,000	1,800,900
Rowan Companies, Inc.	49,600	2,032,608
Schawk, Inc.	92,100	1,843,842
Somanetics Corp.*	98,900	1,810,859
The First Marblehead Corp.	43,400	1,676,976
Thoratec Corp.*	124,500	2,289,555
THQ, Inc.*	142,100	4,336,892
Ultra Petroleum Corp.*	102,000	5,634,480
(Cost $67,162,726)		100,716,196
Total Common Stocks (Cost $209,979,542)		338,853,378

Securities Lending Collateral 18.7%
Daily Assets Fund Institutional, 5.36% (c) (d) (Cost $65,908,637)	65,908,637	65,908,637

Cash Equivalents 2.6%
Cash Management QP Trust, 5.34% (c) (Cost $9,330,470)	9,330,470	9,330,470
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $285,218,649)+	117.6	414,092,485
Other Assets and Liabilities, Net	(17.6)	(62,070,655)
Net Assets	100.0	352,021,830
* Non-income producing security.
+ The cost for federal income tax purposes was $293,423,675. At June 30, 2007, net unrealized appreciation for all securities based on tax cost was $120,668,810. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $137,735,406 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,066,596.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2007 amounted to $63,118,262 which is 17.9% of net assets.
(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2007 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $209,979,542), including $63,118,262 of securities loaned	$ 338,853,378
Investment in Daily Assets Fund Institutional (cost $65,908,637)*	65,908,637
Investment in Cash Management QP Trust (cost $9,330,470)	9,330,470
Total investments in securities, at value (cost $285,218,649)	414,092,485
Cash	910,790
Receivable for investments sold	11,837,705
Dividends receivable	608,449
Interest receivable	61,298
Receivable for Portfolio shares sold	82,628
Foreign taxes recoverable	113,540
Other assets	5,068
Total assets	427,711,963
Liabilities
Foreign cash overdraft, at value (cost $204,236)	193,456
Payable for investments purchased	9,086,694
Payable for Portfolio shares redeemed	82,744
Payable upon return of securities loaned	65,908,637
Accrued management fee	259,710
Accrued distribution service fee (Class B)	2,696
Accrued shareholder service fee (Class A)	130
Accrued shareholder service fee (Class B)	20
Other accrued expenses and payables	156,046
Total liabilities	75,690,133
Net assets, at value	$ 352,021,830
Net Assets
Net assets consist of: Accumulated distributions in excess of net investment income	(6,363,003)
Net unrealized appreciation (depreciation) on: Investments	128,873,836
Foreign currency related transactions	17,469
Accumulated net realized gain (loss)	29,603,014
Paid-in capital	199,890,514
Net assets, at value	$ 352,021,830
Class A Net Asset Value, offering and redemption price per share ($339,132,849 ÷ 18,606,495 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 18.23
Class B Net Asset Value, offering and redemption price per share ($12,888,981 ÷ 715,821 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 18.01
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2007 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $239,521)	$ 3,303,686
Interest	1,299
Interest — Cash Management QP Trust	177,115
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	237,964
Total Income	3,720,064
Expenses: Management fee	1,652,362
Administration fee	185,659
Custodian fee	114,381
Distribution service fee (Class B)	37,690
Shareholder service fee (Class A)	339
Shareholder service fee (Class B)	93
Record keeping fee (Class B)	19,181
Auditing	19,464
Legal	14,721
Trustees' fees and expenses	7,815
Reports to shareholders and shareholder meeting	175,614
Other	17,993
Total expenses	2,245,312
Net investment income (loss)	1,474,752
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	30,081,108
Foreign currency related transactions (including CPMF tax of $48)	(3,322)
30,077,786
Net unrealized appreciation (depreciation) during the period on: Investments	1,668,622
Foreign currency related transactions	15,355
1,683,977
Net gain (loss) on investment transactions	31,761,763
Net increase (decrease) in net assets resulting from operations	$ 33,236,515

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Operations: Net investment income (loss)	$ 1,474,752	$ 491,309
Net realized gain (loss) on investment transactions	30,077,786	39,905,008
Net unrealized appreciation (depreciation) during the period on investment transactions	1,683,977	26,807,487
Net increase (decrease) in net assets resulting from operations	33,236,515	67,203,804
Distributions to shareholders from: Net investment income: Class A	(4,162,201)	(3,088,293)
Class B	(385,143)	(323,635)
Net realized gains: Class A	(23,747,876)	—
Class B	(2,659,501)	—
Portfolio share transactions: Class A Proceeds from shares sold	17,743,828	29,442,382
Reinvestment of distributions	27,910,077	3,088,293
Cost of shares redeemed	(39,086,982)	(44,115,725)
Net increase (decrease) in net assets from Class A share transactions	6,566,923	(11,585,050)
Class B Proceeds from shares sold	1,954,738	3,685,449
Reinvestment of distributions	3,044,644	323,635
Cost of shares redeemed	(29,201,568)	(7,059,014)
Net increase (decrease) in net assets from Class B share transactions	(24,202,186)	(3,049,930)
Increase (decrease) in net assets	(15,353,469)	49,156,896
Net assets at beginning of period	367,375,299	318,218,403
Net assets at end of period (including accumulated distributions in excess of net investment income of $6,363,003 and $3,290,411, respectively)	$ 352,021,830	$ 367,375,299
Other Information
Class A Shares outstanding at beginning of period	18,234,839	19,013,655
Shares sold	948,964	1,785,621
Shares issued to shareholders in reinvestment of distributions	1,512,741	181,664
Shares redeemed	(2,090,049)	(2,746,101)
Net increase (decrease) in Class A shares	371,656	(778,816)
Shares outstanding at end of period	18,606,495	18,234,839
Class B Shares outstanding at beginning of period	2,034,192	2,223,191
Shares sold	104,973	227,819
Shares issued to shareholders in reinvestment of distributions	167,013	19,241
Shares redeemed	(1,590,357)	(436,059)
Net increase (decrease) in Class B shares	(1,318,371)	(188,999)
Shares outstanding at end of period	715,821	2,034,192

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 18.15	$ 15.00	$ 12.77	$ 10.38	$ 6.97	$ 8.70
Income (loss) from investment operations: Net investment income (loss)[b]	.08[e]	.03[d]	.04	.01	.02	(.00)[c]
Net realized and unrealized gain (loss) on investment transactions	1.56	3.28	2.27	2.41	3.40	(1.73)
Total from investment operations	1.64	3.31	2.31	2.42	3.42	(1.73)
Less distributions from: Net investment income	(.23)	(.16)	(.08)	(.03)	(.01)	—
Net realized gains on investment transactions	(1.33)	—	—	—	—	—
Total distributions	(1.56)	(.16)	(.08)	(.03)	(.01)	—
Net asset value, end of period	$ 18.23	$ 18.15	$ 15.00	$ 12.77	$ 10.38	$ 6.97
Total Return (%)	9.03**	22.08[d]	18.19	23.35	49.09	(19.89)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	339	331	285	232	183	121
Ratio of expenses (%)	1.14*	1.12	1.17	1.18	1.18	1.19
Ratio of net investment income (loss) (%)	.78e*	.16[d]	.32	.09	.28	(.03)
Portfolio turnover rate (%)	11**	28	30	24	41	47
[a] For the six months ended June 30, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Amount is less than $.005.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Scudder Funds (see Note H). The non-recurring income resulted in an increase in net investment income of $0.002 per share and an increase in the ratio of net investment income of 0.01%. Excluding this non-recurring income, total return would have been 0.01% lower.
[e] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.02 per share and 0.08% of average daily net assets, respectively.
* Annualized ** Not annualized

Class B Years Ended December 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 17.93	$ 14.84	$ 12.62	$ 10.25	$ 6.89	$ 8.62
Income (loss) from investment operations: Net investment income (loss)[b]	.04[f]	(.00)[c,e]	.03	(.01)	.00[c]	(.02)
Net realized and unrealized gain (loss) on investment transactions	1.56	3.24	2.24	2.38	3.36	(1.71)
Total from investment operations	1.60	3.24	2.27	2.37	3.36	(1.73)
Less distributions from: Net investment income	(.19)	(.15)	(.05)	—	—	—
Net realized gains on investment transactions	(1.33)	—	—	—	—	—
Total distributions	(1.52)	(.15)	(.05)	—	—	—
Net asset value, end of period	$ 18.01	$ 17.93	$ 14.84	$ 12.62	$ 10.25	$ 6.89
Total Return (%)	8.86**	21.88[d,e]	18.06[d]	23.12[d]	48.77	(20.07)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13	37	33	24	13	4
Ratio of expenses before expense reductions (%)	1.52*	1.51	1.54	1.52	1.43	1.44
Ratio of expenses after expense reductions (%)	1.52*	1.31	1.24	1.39	1.43	1.44
Ratio of net investment income (loss) (%)	.40e*	(.03)[e]	.25	(.12)	.03	(.28)
Portfolio turnover rate (%)	11**	28	30	24	41	47
[a] For the six months ended June 30, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Amount is less than $.005.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Scudder Funds (see Note H). The non-recurring income resulted in an increase in net investment income of $0.002 per share and an increase in the ratio of net investment income of 0.01%. Excluding this non-recurring income, total return would have been 0.01% lower.
[f] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.02 per share and 0.08% of average daily net assets, respectively.
* Annualized ** Not annualized

Information About Your Portfolio's Expenses

DWS International VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class B shares limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2007 to June 30, 2007).

The tables illustrate your Portfolio's expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2007
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/07	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/07	$ 1,101.60	$ 1,100.60
Expenses Paid per $1,000*	$ 5.11	$ 7.24
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/07	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/07	$ 1,019.93	$ 1,017.90
Expenses Paid per $1,000*	$ 4.91	$ 6.95
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series I — DWS International VIP	.98%	1.39%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2007

DWS International VIP

International equities performed very well in the first half of 2007, as measured by the 10.74% US dollar return of the MSCI EAFE® Index. The Portfolio's Class A shares, unadjusted for contract charges, lagged the benchmark.

Keeping in mind that the Portfolio's sector and industry weightings are a residual effect of our individual stock investments, performance was helped by holding an overweight position in Germany, the best-performing market in Europe.1 An underweight in Japan, which underperformed, also was a positive. In terms of sectors, performance was boosted by an overweight position in industrials as well as strong stock selection within the group. The top individual contributor here was AMEC PLC, a UK-based energy company whose turnaround efforts are expected to result in higher profit margins. Telecommunications services was another strong sector for the Portfolio, led by Millicom International Cellular SA,* a fast-growing wireless provider in Latin America and Africa. And in utilities, performance was buoyed by the strong showing of the German utility E.ON AG.

On the negative side, returns were pressured by the Portfolio's position in Banca Italease, a leasing and asset securitization company in Italy. Also detracting were two consumer staples stocks that moved sideways amid the rising market: Japan Tobacco, Inc. and the Canadian stock Shoppers Drug Mart Corp.

Although investor sentiment grew more cautious during June, we believe the fundamental underpinnings of the global markets remain firm. We continue to find fast-growing, reasonably valued companies in Europe and Asia ex-Japan, as well as in small- and mid-cap companies that are not as heavily followed by the global research community.

Matthias Knerr, CFA
Manager

Risk Considerations

This Portfolio is subject to stock market risk. Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes, and market risks. This may result in greater share price volatility. Derivatives may be more volatile and less liquid than traditional securities, and the Portfolio could suffer losses on an underlying Portfolio's derivative position. Investing in securities of emerging markets presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes and market risks. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index is an unmanaged index that tracks international stock performance in the 21 developed markets in Europe, Australasia and the Far East. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates.

Index returns assume the reinvestment of dividends net of withholding tax and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

1 "Overweight" means the portfolio holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the portfolio holds a lower weighting.
* As of June 30, 2007, the position was sold.

Portfolio management market commentary is as of June 30, 2007, and may not come to pass. This information is subject to change at any time based on market and other conditions. Past performance does not guarantee future results.

Portfolio Summary

DWS International VIP

Asset Allocation (Excludes Securities Lending Collateral)	6/30/07	12/31/06

Common Stocks	97%	96%
Preferred Stocks	2%	1%
Cash Equivalents	1%	3%
	100%	100%
Geographical Diversification (Excludes Cash Equivalents and Securities Lending Collateral)	6/30/07	12/31/06

Continental Europe	50%	55%
United Kingdom	21%	18%
Japan	17%	17%
Pacific Basin	6%	4%
Australia	3%	1%
Cananda	2%	—
Latin America	1%	5%
	100%	100%
Sector Diversification (As a % of Common and Preferred Stocks)	6/30/07	12/31/06

Financials	28%	33%
Consumer Discretionary	17%	16%
Industrials	14%	6%
Materials	8%	8%
Consumer Staples	7%	6%
Health Care	7%	9%
Telecommunication Services	6%	6%
Energy	6%	6%
Information Technology	5%	7%
Utilities	2%	3%
	100%	100%

Asset allocation, geographical diversification and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 58. Information concerning portfolio holdings of the Portfolio as of month-end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2007 (Unaudited)

DWS International VIP

	Shares	Value ($)

Common Stocks 96.8%
Australia 2.6%
Australia & New Zealand Banking Group Ltd.	435,892	10,687,011
Leighton Holdings Ltd.	256,000	8,901,821
(Cost $15,122,839)		19,588,832
Austria 1.3%
Erste Bank der oesterreichischen Sparkassen AG (a) (Cost $7,653,304)	121,349	9,473,480
Belgium 3.8%
InBev NV	87,600	6,936,669
KBC Groep NV	162,000	21,726,969
(Cost $24,051,475)		28,663,638
Canada 1.7%
Shoppers Drug Mart Corp. (a) (Cost $11,492,910)	270,100	12,510,429
Denmark 0.5%
Novo Nordisk AS "B" (Cost $2,253,801)	36,700	3,997,004
Finland 1.5%
Nokian Renkaat Oyj (a) (Cost $4,839,311)	323,210	11,308,852
France 3.1%
Total SA	227,182	18,441,840
Vallourec SA (a)	14,474	4,625,627
(Cost $9,110,949)		23,067,467
Germany 13.1%
BASF AG (a)	62,330	8,184,232
Bayer AG (a)	181,492	13,749,326
Commerzbank AG (a)	42,788	2,050,916
Continental AG (a)	35,564	5,016,655
E.ON AG (a)	66,468	11,168,581
Fresenius Medical Care AG & Co. (a)	120,282	5,551,868
GEA Group AG*	226,704	7,888,465
Gerresheimer AG*	138,680	7,132,461
Hochtief AG	28,828	3,140,112
Hypo Real Estate Holding AG (a)	171,900	11,134,800
Merck KGaA (a)	42,303	5,818,890
Siemens AG	72,918	10,490,523
Stada Arzneimittel AG (a)	105,806	6,726,034
(Cost $62,213,175)		98,052,863
Greece 2.2%
Hellenic Telecommunications Organization SA*	244,120	7,558,489
National Bank of Greece SA	156,000	8,936,767
(Cost $9,934,298)		16,495,256
Hong Kong 3.7%
Cheung Kong (Holdings) Ltd.	730,000	9,571,183
China Mobile Ltd.	728,000	7,857,605
Esprit Holdings Ltd.	787,500	10,025,590
(Cost $25,649,537)		27,454,378
	Shares	Value ($)

Indonesia 0.5%
PT Telekomunikasi Indonesia (ADR) (Cost $3,608,114)	83,600	3,603,160
Italy 2.4%
UniCredito Italiano SpA (Cost $15,766,994)	1,986,173	17,693,981
Japan 16.4%
Canon, Inc. (a)	440,450	25,847,132
Daito Trust Construction Co., Ltd.	74,400	3,539,925
Japan Tobacco, Inc.	3,775	18,616,444
Komatsu Ltd.	279,000	8,080,939
Mitsui Fudosan Co., Ltd.	364,000	10,214,654
Mizuho Financial Group, Inc.	1,546	10,674,789
ORIX Corp.	39,800	10,454,041
Sumitomo Corp.	200,000	3,635,857
Suzuki Motor Corp.	369,000	10,481,714
Toyota Motor Corp.	199,600	12,585,521
Yamaha Motor Co., Ltd.	305,000	8,829,425
(Cost $89,421,236)		122,960,441
Kazakhstan 0.3%
KazMunaiGas Exploration Production (GDR) 144A (Cost $1,943,572)	96,800	2,114,112
Korea 0.7%
Samsung Electronics Co., Ltd. (Cost $1,224,655)	8,637	5,276,572
Mexico 1.0%
Grupo Financiero Banorte SAB de CV "O" (Cost $6,759,760)	1,708,900	7,826,757
Netherlands 0.8%
Akzo Nobel NV (Cost $5,399,733)	69,700	6,013,583
New Zealand 0.3%
Fletcher Building Ltd. (Cost $2,035,061)	263,300	2,505,339
Norway 1.5%
Statoil ASA (a) (Cost $9,616,801)	354,800	10,981,047
Pakistan 0.2%
MCB Bank Ltd. (GDR) 144A (Cost $1,088,210)	71,222	1,709,328
Philippines 0.5%
Philippine Long Distance Telephone Co. (ADR) (Cost $3,520,428)	71,400	4,084,080
Russia 2.4%
Gazprom (ADR)	253,350	10,497,535
VTB Bank (GDR) 144A*	674,750	7,408,755
(Cost $17,291,016)		17,906,290
Singapore 0.5%
Singapore Telecommunications Ltd. (Cost $3,496,577)	1,632,000	3,621,014
Spain 3.3%
Industria de Diseno Textil SA	109,500	6,459,075
Obrascon Huarte Lain SA	159,459	7,178,991
Telefonica SA	484,507	10,769,840
(Cost $22,260,784)		24,407,906
	Shares	Value ($)

Sweden 2.6%
Rezidor Hotel Group AB	796,200	6,948,643
Tele2 AB "B"	280,000	4,569,096
Telefonaktiebolaget LM Ericsson "B"	2,098,800	8,372,238
(Cost $17,538,885)		19,889,977
Switzerland 9.5%
ABB Ltd. (Registered)	179,891	4,048,022
Compagnie Financiere Richemont AG "A" (Unit)	170,016	10,156,532
Lonza Group AG (Registered)	96,734	8,878,221
Nestle SA (Registered)	20,636	7,837,618
Novartis AG (Registered) (a)	207,853	11,699,621
Roche Holding AG (Genusschein)	72,075	12,785,630
UBS AG (Registered) (a)	270,199	16,152,239
(Cost $51,190,073)		71,557,883
Turkey 0.0%
Turkiye Is Bankasi (Isbank) "C" (Cost $3)	1	5
United Arab Emirates 0.2%
Emaar Properties (Cost $1,657,193)	495,734	1,599,382
United Kingdom 20.2%
3i Group PLC	702,902	16,347,951
AMEC PLC	2,190,429	25,701,656
Anglo American PLC	167,677	9,815,360
Aviva PLC	500,071	7,426,290
BAE Systems PLC	669,715	5,426,048
Barclays PLC	416,889	5,785,411
Capita Group PLC	520,438	7,542,739
Croda International PLC	434,808	5,519,604
Greene King PLC	502,019	9,748,489
	Shares	Value ($)

Hammerson PLC	210,747	6,031,904
Informa PLC	452,555	5,030,779
Prudential PLC	552,940	7,874,253
Serco Group PLC	858,045	7,743,219
Standard Chartered PLC	263,082	8,583,775
Tesco PLC	958,750	8,025,978
Vodafone Group PLC	1,185,236	3,988,255
Whitbread PLC	302,479	10,684,999
(Cost $129,281,118)		151,276,710
Total Common Stocks (Cost $555,421,812)		725,639,766

Preferred Stocks 1.6%
Germany
Porsche AG (Cost $7,068,426)	6,900	12,283,916

Securities Lending Collateral 14.4%
Daily Assets Fund Institutional, 5.36% (b) (c) (Cost $108,113,939)	108,113,939	108,113,939

Cash Equivalents 1.0%
Cash Management QP Trust, 5.34% (b) (Cost $7,260,121)	7,260,121	7,260,121
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $677,864,298)+	113.8	853,297,742
Other Assets and Liabilities, Net (a)	(13.8)	(103,545,816)
Net Assets	100.0	749,751,926
* Non-income producing security.
+ The cost for federal income tax purposes was $678,788,612. At June 30, 2007, net unrealized appreciation for all securities based on tax cost was $174,509,130. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $178,789,556 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,280,426.
(a) All or a portion of these securities were on loan amounting to $99,337,138. In addition, included in other assets and liabilities are pending sales, amounting to $3,584,537 that are also on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2007 amounted to $102,921,675 which is 13.7% of net assets.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2007 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $562,490,238), including $99,337,138 of securities loaned	$ 737,923,682
Investment in Daily Assets Fund Institutional (cost $108,113,939)*	108,113,939
Investment in Cash Management QP Trust (cost $7,260,121)	7,260,121
Total investments in securities, at value (cost $677,864,298)	853,297,742
Foreign currency, at value (cost $2,093,003)	2,107,188
Receivable for investments sold	10,564,970
Dividends receivable	1,568,348
Interest receivable	60,680
Receivable for Portfolio shares sold	187,686
Foreign taxes recoverable	211,564
Other assets	9,615
Total assets	868,007,793
Liabilities
Cash overdraft	179
Payable for investments purchased	9,093,920
Payable for Portfolio shares redeemed	345,177
Payable upon return of securities loaned	108,113,939
Accrued management fee	441,146
Accrued distribution service fee (Class B)	2,190
Accrued shareholder service fee (Class A)	177
Other accrued expenses and payables	259,139
Total liabilities	118,255,867
Net assets, at value	$ 749,751,926
Net Assets
Net assets consist of: Accumulated distributions in excess of net investment income	(751,312)
Net unrealized appreciation (depreciation) on: Investments	175,433,444
Foreign currency related transactions	14,468
Accumulated net realized gain (loss)	25,300,549
Paid-in capital	549,754,777
Net assets, at value	$ 749,751,926
Class A Net Asset Value, offering and redemption price per share ($737,497,049 ÷ 51,103,098 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 14.43
Class B Net Asset Value, offering and redemption price per share ($12,254,877 ÷ 849,248 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 14.43
* Represents collateral on securities loaned.

Statement of Operations for the six months ended June 30, 2007 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $1,178,452)	$ 10,907,652
Interest	32,415
Interest — Cash Management QP Trust	278,518
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	390,629
Total Income	11,609,214
Expenses: Management fee	2,780,529
Administration fee	376,346
Custodian fee	207,704
Distribution service fee (Class B)	48,887
Shareholder service fee (Class A)	544
Shareholder service fee (Class B)	130
Record keeping fee (Class B)	29,091
Auditing	21,726
Legal	21,521
Trustees' fees and expenses	11,952
Reports to shareholders and shareholder meeting	367,433
Other	56,641
Total expenses before expense reductions	3,922,504
Expense reductions	(2,047)
Total expenses after expense reductions	3,920,457
Net investment income (loss)	7,688,757
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments (net of deferred foreign taxes of $231)	91,555,454
Foreign currency related transactions	(153,354)
91,402,100
Net unrealized appreciation (depreciation) during the period on: Investments	(25,147,259)
Foreign currency related transactions	277
(25,146,982)
Net gain (loss) on investment transactions	66,255,118
Net increase (decrease) in net assets resulting from operations	$ 73,943,875

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Operations: Net investment income (loss)	$ 7,688,757	$ 15,259,751
Net realized gain (loss) on investment transactions	91,402,100	105,689,498
Net unrealized appreciation (depreciation) during the period on investment transactions	(25,146,982)	32,558,104
Net increase (decrease) in net assets resulting from operations	73,943,875	153,507,353
Distributions to shareholders from: Net investment income: Class A	(17,645,331)	(11,465,310)
Class B	(1,050,909)	(663,494)
Portfolio share transactions: Class A Proceeds from shares sold	25,996,697	71,568,481
Net assets acquired in tax-free reorganization	—	14,831,229
Reinvestment of distributions	17,645,331	11,465,310
Cost of shares redeemed	(59,805,485)	(85,718,829)
Net increase (decrease) in net assets from Class A share transactions	(16,163,457)	12,146,191
Class B Proceeds from shares sold	806,925	10,863,495
Net assets acquired in tax-free reorganization	—	6,770,201
Reinvestment of distributions	1,050,909	663,494
Cost of shares redeemed	(44,385,076)	(16,697,624)
Net increase (decrease) in net assets from Class B share transactions	(42,527,242)	1,599,566
Increase (decrease) in net assets	(3,443,064)	155,124,306
Net assets at beginning of period	753,194,990	598,070,684
Net assets at end of period (including accumulated distributions in excess of net investment income and undistributed net investment income of $751,312 and $10,256,171, respectively)	$ 749,751,926	$ 753,194,990
Other Information
Class A Shares outstanding at beginning of period	52,299,023	51,410,562
Shares sold	1,864,230	5,986,549
Shares issued in tax-free reorganization	—	1,133,856
Shares issued to shareholders in reinvestment of distributions	1,243,505	924,622
Shares redeemed	(4,303,660)	(7,156,566)
Net increase (decrease) in Class A shares	(1,195,925)	888,461
Shares outstanding at end of period	51,103,098	52,299,023
Class B Shares outstanding at beginning of period	3,829,429	3,739,529
Shares sold	58,133	862,789
Shares issued in tax-free reorganization	—	519,174
Shares issued to shareholders in reinvestment of distributions	74,060	53,508
Shares redeemed	(3,112,374)	(1,345,571)
Net increase (decrease) in Class B shares	(2,980,181)	89,900
Shares outstanding at end of period	849,248	3,829,429

Financial Highlights

Class A Years Ended December 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 13.42	$ 10.85	$ 9.50	$ 8.26	$ 6.52	$ 8.05
Income (loss) from investment operations: Net investment income (loss)[b]	.14	.28[c]	.15	.09	.09	.05
Net realized and unrealized gain (loss) on investment transactions	1.22	2.51	1.36	1.26	1.70	(1.52)
Total from investment operations	1.36	2.79	1.51	1.35	1.79	(1.47)
Less distributions from: Net investment income	(.35)	(.22)	(.16)	(.11)	(.05)	(.06)
Net asset value, end of period	$ 14.43	$ 13.42	$ 10.85	$ 9.50	$ 8.26	$ 6.52
Total Return (%)	10.16**	25.91	16.17	16.53	27.75	(18.37)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	737	702	558	533	485	412
Ratio of expenses (%)	.98*	.98	1.02	1.04	1.05	1.03
Ratio of net investment income (loss) (%)	2.10*	2.32[c]	1.59	1.05	1.32	.73
Portfolio turnover rate (%)	47**	105	59	73	119	123
[a] For the six months ended June 30, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.11 per share and 0.92% of average daily net assets, respectively.
* Annualized. ** Not annualized

Class B Years Ended December 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 13.38	$ 10.82	$ 9.48	$ 8.24	$ 6.50	$ 8.03
Income (loss) from investment operations: Net investment income (loss)[b]	.11	.24[d]	.12	.06	.07	.04
Net realized and unrealized gain (loss) on investment transactions	1.23	2.50	1.35	1.27	1.71	(1.53)
Total from investment operations	1.34	2.74	1.47	1.33	1.78	(1.49)
Less distributions from: Net investment income	(.29)	(.18)	(.13)	(.09)	(.04)	(.04)
Net asset value, end of period	$ 14.43	$ 13.38	$ 10.82	$ 9.48	$ 8.24	$ 6.50
Total Return (%)	10.06c**	25.44[c]	15.71[c]	16.24[c]	27.52	(18.62)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12	51	40	35	24	8
Ratio of expenses before expense reductions (%)	1.40*	1.37	1.41	1.38	1.32	1.28
Ratio of expenses after expense reductions (%)	1.39*	1.36	1.37	1.35	1.32	1.28
Ratio of net investment income (loss) (%)	1.69*	1.94[d]	1.24	.74	1.05	.48
Portfolio turnover rate (%)	47**	105	59	73	119	123
[a] For the six months ended June 30, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.11 per share and 0.92% of average daily net assets, respectively.
* Annualized. ** Not annualized

Information About Your Portfolio's Expenses

DWS Health Care VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2007 to June 30, 2007).

The tables illustrate your Portfolio's expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2007
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/07	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/07	$ 1,071.90	$ 1,071.60
Expenses Paid per $1,000*	$ 4.78	$ 6.88
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/07	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/07	$ 1,020.18	$ 1,018.15
Expenses Paid per $1,000*	$ 4.66	$ 6.71
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series I — DWS Health Care VIP	.93%	1.34%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2007

DWS Health Care VIP

During a period when a stronger-than-expected US economy led investors to favor economically sensitive stocks, DWS Health Care VIP's Class A shares, unadjusted for contract charges, outperformed the Standard & Poor's 500® (S&P 500) Index, which returned 6.96% and the Goldman Sachs Healthcare Index, which returned 6.58%.

Our stock selections within the specialty pharmaceutical sector performed very well during the six-month period. Top performers included the German firm Schwarz Pharma AG,* which was acquired by UCB of Belgium. Schwarz develops drugs in the areas of central nervous system, cardiovascular and gastrointestinal disorders. New River Pharmaceuticals, Inc.* and Shire PLC (ADR) (Shire acquired New River during the period) also contributed strongly to returns, driven by Food and Drug Administration (FDA) approval of their new drug for attention-deficit/hyperactivity disorder, Vyvanse. The biggest detractor from comparative performance over the period was our decision to underweight the major pharmaceutical company Merck & Co., Inc., which was up strongly.1 Merck's outlook has improved, as the company won several court cases related to its controversial drug Vioxx, received FDA approval for several new products and exceeded earnings expectations due to additional cost reductions.

We expect continued pressure on health care stocks under the Democratic-controlled Congress, as it focuses on reducing health care costs and increasing access for the uninsured. However, health care stocks tend to outperform in periods of slower economic growth such as we have recently experienced. We continue to believe that health care stocks will be attractive investments over the long term based on positive demographic trends and the emergence of new technologies.

Leefin Lai, CFA, CPA
Portfolio Manager

Thomas E. Bucher, CFA
Managing Director and Consultant to the Portfolio

Risk Considerations

This Portfolio is subject to stock market risk. The Portfolio will focus its investments in the industries of the health care sector, thereby increasing its vulnerability to that sector or regulatory development within such sector. All of these factors may result in greater share price volatility. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

The Standard & Poor's 500® (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Goldman Sachs Healthcare Index is an unmanaged, market-capitalization-weighted index of 114 stocks designed to measure the performance of companies in the health care sector.

Index returns assume the reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

1 "Overweight" means the portfolio holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the portfolio holds a lower weighting.
* As of June 30, 2007, the position was sold.

Portfolio management market commentary is as of June 30, 2007, and may not come to pass. This information is subject to change at any time based on market and other conditions. Past performance does not guarantee future results.

Portfolio Summary

DWS Health Care VIP

Asset Allocation (Excludes Securities Lending Collateral)	6/30/07	12/31/06

Common Stocks	99%	99%
Cash Equivalents	1%	1%
	100%	100%
Industry Diversification (As a % of Common Stocks)	6/30/07	12/31/06

Pharmaceuticals	34%	35%
Health Care Services	22%	24%
Medical Supply & Specialty	20%	19%
Biotechnology	19%	18%
Life Sciences Equipment	5%	3%
Hospital Management	—	1%
	100%	100%

Asset allocation and industry diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 70. Information concerning portfolio holdings of the Portfolio as of month-end will be posted to www.dws-scudder.com on the or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2007 (Unaudited)

DWS Health Care VIP

	Shares	Value ($)

Common Stocks 97.4%
Health Care 97.4%
Biotechnology 18.9%
Alexion Pharmaceuticals, Inc.*	16,000	720,960
Amgen, Inc.*	29,550	1,633,820
Amylin Pharmaceuticals, Inc.* (a)	12,700	522,732
Arena Pharmaceuticals, Inc.* (a)	23,900	262,661
Biogen Idec, Inc.*	29,520	1,579,320
BioMarin Pharmaceutical, Inc.*	59,100	1,060,254
Celgene Corp.*	35,000	2,006,550
Cepheid, Inc.*	36,900	538,740
Gen-Probe, Inc.*	21,100	1,274,862
Genentech, Inc.*	25,700	1,944,462
Genmab A/S* (a)	12,900	821,816
Genzyme Corp.*	39,600	2,550,240
Gilead Sciences, Inc.*	60,800	2,357,216
Keryx Biopharmaceuticals, Inc.*	27,600	269,652
Medicines Co.*	14,800	260,776
PDL BioPharma, Inc.* (a)	42,000	978,600
Regeneron Pharmaceuticals, Inc.*	20,900	374,528
Vertex Pharmaceuticals, Inc.*	26,500	756,840
		19,914,029
Health Care Services 22.0%
Aetna, Inc.	34,000	1,679,600
Allscripts Healthcare Solutions, Inc.* (a)	40,800	1,039,584
Cardinal Health, Inc.	20,200	1,426,928
Covance, Inc.*	26,100	1,789,416
CVS/Caremark Corp.	58,031	2,115,230
Express Scripts, Inc.*	23,400	1,170,234
Fresenius Medical Care AG & Co. (a)	29,997	1,384,574
HealthExtras, Inc.*	18,600	550,188
Henry Schein, Inc.*	23,100	1,234,233
Laboratory Corp. of America Holdings*	20,600	1,612,156
McKesson Corp.	36,300	2,164,932
Medco Health Solutions, Inc.*	19,184	1,496,160
Quality Systems, Inc. (a)	26,100	991,017
UnitedHealth Group, Inc.	44,600	2,280,844
WellPoint, Inc.*	29,000	2,315,070
		23,250,166
Life Sciences Equipment 4.6%
Pharmaceutical Product Development, Inc.	56,500	2,162,255
Thermo Fisher Scientific, Inc.*	52,600	2,720,472
		4,882,727
Medical Supply & Specialty 19.2%
Alcon, Inc.	10,800	1,457,028
ArthroCare Corp.*	38,000	1,668,580
Baxter International, Inc.	59,900	3,374,766
Beckman Coulter, Inc.	8,400	543,312
Becton, Dickinson & Co.	15,700	1,169,650
C.R. Bard, Inc.	29,700	2,454,111
Cynosure, Inc. "A"*	12,900	469,947
	Shares	Value ($)

Dade Behring Holdings, Inc.	11,500	610,880
Hologic, Inc.*	18,900	1,045,359
Hospira, Inc.*	13,700	534,848
Medtronic, Inc.	34,700	1,799,542
Mentor Corp.	10,800	439,344
NuVasive, Inc.*	19,000	513,190
Palomar Medical Technologies, Inc.*	13,100	454,701
ResMed, Inc.*	10,200	420,852
Respironics, Inc.*	13,000	553,670
SonoSite, Inc.*	18,500	581,455
Stryker Corp.	17,700	1,116,693
Zimmer Holdings, Inc.*	12,500	1,061,125
		20,269,053
Pharmaceuticals 32.7%
Abbott Laboratories	46,400	2,484,720
Allergan, Inc.	23,800	1,371,832
Astellas Pharma, Inc.	25,200	1,096,259
AstraZeneca PLC	21,366	1,145,037
Bristol-Myers Squibb Co.	63,100	1,991,436
Cardiome Pharma Corp.*	32,500	299,325
Eli Lilly & Co.	39,000	2,179,320
Forest Laboratories, Inc.*	11,800	538,670
Johnson & Johnson	32,300	1,990,326
Merck & Co., Inc.	20,200	1,005,960
Merck KGaA (a)	14,962	2,058,063
Novartis AG (Registered) (a)	26,696	1,502,663
Pfizer, Inc.	101,240	2,588,707
Roche Holding AG (Genusschein)	18,358	3,256,588
Sanofi-Aventis	19,470	1,572,176
Schering-Plough Corp.	71,200	2,167,328
Shire PLC (ADR)	25,200	1,868,076
Stada Arzneimittel AG (a)	18,897	1,201,273
Vanda Pharmaceuticals, Inc.* (a)	54,400	1,102,144
Wyeth	55,400	3,176,637
		34,596,540
Total Common Stocks (Cost $72,735,998)		102,912,515

Securities Lending Collateral 7.8%
Daily Assets Fund Institutional, 5.36% (b) (c) (Cost $8,226,798)	8,226,798	8,226,798

Cash Equivalents 0.6%
Cash Management QP Trust, 5.34% (b) (Cost $660,310)	660,310	660,310
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 81,623,106)+	105.8	111,799,623
Other Assets and Liabilities, Net (a)	(5.8)	(6,153,143)
Net Assets	100.0	105,646,480
* Non-income producing security.
+ The cost for federal income tax purposes was $82,116,587. At June 30, 2007, net unrealized appreciation for all securities based on tax cost was $29,683,036. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $31,199,550 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,516,514.
(a) All or a portion of these securities were on loan amounting to $7,325,230. In addition, included in other assets and liabilities are pending sales, amounting to $628,425 that are also on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2007 amounted to $7,953,655 which is 7.5% of net assets.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending.

ADR: American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2007 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $72,735,998), including $7,325,230 of securities loaned	$ 102,912,515
Investment in Daily Assets Fund Institutional (cost $8,226,798)*	8,226,798
Investment in Cash Management QP Trust (cost $660,310)	660,310
Total investments in securities, at value (cost $81,623,106)	111,799,623
Cash	10,000
Foreign currency, at value (cost $895,119)	898,323
Receivable for investments sold	1,835,756
Dividends receivable	63,104
Interest receivable	8,484
Receivable for Portfolio shares sold	29,434
Foreign taxes recoverable	11,490
Other assets	2,062
Total assets	114,658,276
Liabilities
Payable for investments purchased	607,036
Payable for Portfolio shares redeemed	53,117
Payable upon return of securities loaned	8,226,798
Accrued management fee	58,549
Accrued distribution service fee (Class B)	1,134
Accrued shareholder service fee (Class A)	41
Accrued shareholder service fee (Class B)	20
Other accrued expenses and payables	65,101
Total liabilities	9,011,796
Net assets, at value	$ 105,646,480
Net Assets
Net assets consist of: Undistributed net investment income	259,985
Net unrealized appreciation (depreciation) on: Investments	30,176,517
Foreign currency related transactions	3,656
Accumulated net realized gain (loss)	9,921,503
Paid-in capital	65,284,819
Net assets, at value	$ 105,646,480
Class A Net Asset Value, offering and redemption price per share ($100,219,380 ÷ 7,208,173 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 13.90
Class B Net Asset Value, offering and redemption price per share ($5,427,100 ÷ 397,063 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 13.67
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2007 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $41,103)	$ 769,994
Interest	694
Interest — Cash Management QP Trust	57,953
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	30,186
Total Income	858,827
Expenses: Management fee	392,252
Administration fee	58,985
Custodian fee	9,820
Distribution service fee (Class B)	20,091
Shareholder service fee (Class A)	136
Shareholder service fee (Class B)	84
Record keeping fee (Class B)	11,521
Auditing	15,816
Legal	9,216
Trustees' fees and expenses	4,512
Reports to shareholders and shareholder meeting	64,142
Other	12,294
Total expenses before expense reductions	598,869
Expense reductions	(27)
Total expenses after expense reductions	598,842
Net investment income (loss)	259,985
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	10,399,592
Foreign currency related transactions	34,275
10,433,867
Net unrealized appreciation (depreciation) during the period on: Investments	(1,805,468)
Foreign currency related transactions	(24,104)
(1,829,572)
Net gain (loss) on investment transactions	8,604,295
Net increase (decrease) in net assets resulting from operations	$ 8,864,280

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Operations: Net investment income (loss)	$ 259,985	$ (123,883)
Net realized gain (loss) on investment transactions	10,433,867	7,441,060
Net unrealized appreciation (depreciation) during the period on investment transactions	(1,829,572)	(72,911)
Net increase (decrease) in net assets resulting from operations	8,864,280	7,244,266
Distributions to shareholders from: Net realized gains: Class A	(6,096,998)	(391,880)
Class B	(1,254,197)	(84,353)
Portfolio share transactions: Class A Proceeds from shares sold	4,638,414	7,469,837
Reinvestment of distributions	6,096,998	391,880
Cost of shares redeemed	(12,472,805)	(21,696,464)
Net increase (decrease) in net assets from Class A share transactions	(1,737,393)	(13,834,747)
Class B Proceeds from shares sold	308,266	2,569,906
Reinvestment of distributions	1,254,197	84,353
Cost of shares redeemed	(17,557,587)	(5,647,967)
Net increase (decrease) in net assets from Class B share transactions	(15,995,124)	(2,993,708)
Increase (decrease) in net assets	(16,219,432)	(10,060,422)
Net assets at beginning of period	121,865,912	131,926,334
Net assets at end of period (including undistributed net investment income of $259,985 and $0, respectively)	$ 105,646,480	$ 121,865,912
Other Information
Class A Shares outstanding at beginning of period	7,330,897	8,377,800
Shares sold	327,625	565,517
Shares issued to shareholders in reinvestment of distributions	431,188	30,640
Shares redeemed	(881,537)	(1,643,060)
Net increase (decrease) in Class A shares	(122,724)	(1,046,903)
Shares outstanding at end of period	7,208,173	7,330,897
Class B Shares outstanding at beginning of period	1,544,881	1,772,301
Shares sold	22,002	201,649
Shares issued to shareholders in reinvestment of distributions	90,295	6,684
Shares redeemed	(1,260,115)	(435,753)
Net increase (decrease) in Class B shares	(1,147,818)	(227,420)
Shares outstanding at end of period	397,063	1,544,881

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 13.77	$ 13.02	$ 12.00	$ 10.95	$ 8.19	$ 10.65
Income (loss) from investment operations: Net investment income (loss)[b]	.03[d]	(.01)[c]	(.02)	(.03)	(.02)	(.03)
Net realized and unrealized gain (loss) on investment transactions	.97	.81	1.04	1.08	2.78	(2.43)
Total from investment operations	1.00	.80	1.02	1.05	2.76	(2.46)
Less distributions from: Net realized gain on investment transactions	(.87)	(.05)	—	—	—	—
Net asset value, end of period	$ 13.90	$ 13.77	$ 13.02	$ 12.00	$ 10.95	$ 8.19
Total Return (%)	7.19**	6.17[c]	8.50	9.59	33.70	(23.10)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	100	101	109	109	101	69
Ratio of expenses (%)	.93*	.89	.88	.88	.87	.91
Ratio of net investment income (loss) (%)	.40d*	(.03)[c]	(.18)	(.29)	(.24)	(.38)
Portfolio turnover rate (%)	19**	47	43	77	64	53
[a] For the six months ended June 30, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Scudder Funds (see Note H). The non-recurring income resulted in an increase in net investment income of $0.003 per share and an increase in the ratio of net investment income of 0.02%. Excluding this non-recurring income, total return would have been 0.02% lower.
[d] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.02 per share and 0.12% of average daily net assets, respectively.
* Annualized ** Not annualized

Class B Years Ended December 31,	2007[a]	2006	2005	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 13.55	$ 12.87	$ 11.91	$ 10.91	$ 8.19	$ 8.09
Income (loss) from investment operations: Net investment income (loss)[c]	(.00)[e,f]	(.06)[d]	(.07)	(.08)	(.07)	(.04)
Net realized and unrealized gain (loss) on investment transactions	.99	.79	1.03	1.08	2.79	.14
Total from investment operations	.99	.73	.96	1.00	2.72	.10
Less distributions from: Net realized gain on investment transactions	(.87)	(.05)	—	—	—	—
Net asset value, end of period	$ 13.67	$ 13.55	$ 12.87	$ 11.91	$ 10.91	$ 8.19
Total Return (%)	7.16**	5.77[d]	8.06	9.17	33.21	1.24**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	21	23	20	11.3
Ratio of expenses (%)	1.34*	1.28	1.27	1.27	1.26	1.16*
Ratio of net investment income (loss) (%)	(.01)e*	(.42)[d]	(.57)	(.68)	(.63)	(.92)*
Portfolio turnover rate (%)	19**	47	43	77	64	53
[a] For the six months ended June 30, 2007 (Unaudited).
[b] For the period July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.
[c] Based on average shares outstanding during the period.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Scudder Funds (see Note H). The non-recurring income resulted in an increase in net investment income of $0.003 per share and an increase in the ratio of net investment income of 0.02%. Excluding this non-recurring income, total return would have been 0.02% lower.
[e] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.02 per share and 0.12% of average daily net assets, respectively.
f Amount is less than $.005.
* Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS Variable Series I (the "Series") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, registered management investment company organized as a Massachusetts business trust. The Series consists of six diversified portfolios: DWS Bond VIP, DWS Growth & Income VIP, DWS Capital Growth VIP, DWS Global Opportunities VIP, DWS International VIP and DWS Health Care VIP (individually or collectively hereinafter referred to as a "Portfolio" or the "Portfolios"). The Series is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Series offers two classes of shares (Class A shares and Class B shares) for each of the Portfolios. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and record keeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the applicable Portfolio. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and record keeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Series' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Series in the preparation of the financial statements for its Portfolios.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Trustees of the Series. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. The Series may use a fair valuation model to value international equity securities in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange.

In September 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of June 30, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Securities Lending. Each Portfolio may lend securities to financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to an Exemptive Order issued by the SEC. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan. The Portfolio is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Options. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Portfolio if the option is exercised. Each Portfolio may enter into option contracts in order to hedge against potential adverse price movements in the value of portfolio assets; as a temporary substitute for selling selected investments; to lock in the purchase price of a security or currency which it expects to purchase in the near future; as a temporary substitute for purchasing selected investments; and to enhance potential gain.

The liability representing the Portfolio's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid and asked prices are available. Over-the-counter written or purchased options are valued using dealer supplied quotations. Gain or loss is recognized when the option contract expires or is closed.

If the Portfolio writes a covered call option, the Portfolio foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Portfolio writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Portfolio's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Portfolio's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). Each Portfolio enters into futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Foreign Currency Translations. The books and records of the Portfolios are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Portfolios may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities. The Portfolio may also engage in forward currency contracts for non-hedging purposes.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Portfolio gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Mortgage Dollar Rolls. DWS Bond VIP may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed upon price and date. During the period between the sale and repurchase, the Portfolio will not be entitled to earn interest and receive principal payment on securities sold. The Portfolio receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase or, alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of the securities sold by the Portfolio may decline below the repurchase price of those securities.

When-Issued/Delayed Delivery Securities. Each Portfolio may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Portfolio enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time the Portfolio enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Loan Participations/Assignments. DWS Bond VIP may invest in US dollar-denominated fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The Portfolio invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Portfolio having a contractual relationship only with the Lender, not with the sovereign borrower. The Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Portfolio generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Portfolio will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Federal Income Taxes. Each Portfolio is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares. Accordingly, the Portfolios paid no federal income taxes and no federal income tax provision was required.

Additionally, based on the Series' understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which each Portfolio invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign taxes.

DWS Global Opportunities VIP and DWS International VIP are subject to a 0.38% Contribuicao sobre Movimentacao Financiera ("CPMF") transaction tax which is applied to Brazilian Real exchange transactions representing capital inflows or outflows to the Brazilian market.

At December 31, 2006, the following Portfolios had an approximate net tax basis capital loss carryforward which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until the following expiration dates, whichever occurs first:

Portfolio	Capital Loss Carryforwards ($)	Expiration Date
DWS Bond VIP	1,764,000	12/31/2014
DWS Growth & Income VIP	2,783,000 7,546,000	12/31/2009 12/31/2010
DWS Capital Growth VIP	82,434,000	12/31/2008
	64,244,000	12/31/2009
	138,234,000	12/31/2010
	69,353,000	12/31/2011
	28,616,000	12/31/2012
DWS International VIP	51,225,000	12/31/2010
	13,952,000	12/31/2011

At December 31, 2006, DWS Growth & Income VIP had a net tax basis capital loss carryforward of approximately $10,329,000 inherited from its merger with SVS Focus Value+Growth Portfolio, which is included in the table above and may be applied against any realized net taxable gains of each succeeding year until fully utilized or until the expiration dates which range from December 31, 2009, to December 31, 2010, whichever occurs first, and which may be subject to certain limitations under Sections 382-384 of the Internal Revenue Code.

At December 31, 2006, DWS Capital Growth VIP had a net tax basis capital loss carryforward of approximately $382,881,000 including approximately $123,517,000 inherited from its mergers with the SVS Eagle Focused Large Cap Growth Portfolio and Scudder Growth Portfolio, which is included in the table above and may be applied against any realized net taxable gains of each succeeding year until fully utilized or until the expiration dates which range from December 31, 2008, to December 31, 2011, whichever occurs first, and which may be subject to certain limitations under Sections 382-384 of the Internal Revenue Code.

In addition, DWS Capital Growth VIP inherited approximately $35,852,000 of its capital loss carryforward from its mergers with DWS Oak Strategic Equity VIP ($1,855,000) and DWS Janus Growth Opportunities VIP ($33,997,000), which is included in the table above and may be applied against any realized net taxable gains. Due to certain limitations under Sections 381-384 of the Internal Revenue Code, approximately $34,939,000 of the losses from DWS Janus Growth Opportunities VIP cannot be used by the Portfolio, and is not included in the capital loss carryforward of $382,881,000 disclosed above.

In July 2006, FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Portfolio a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns. Management has evaluated the application of FIN 48 and has determined there is no impact on each Portfolio's financial statements.

Distribution of Income and Gains. Each Portfolio will declare and distribute dividends from their net investment income, if any, annually, although additional distributions may be made if necessary. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Portfolio if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, investments in forward foreign currency exchange contracts, passive foreign investment companies, post October loss deferrals and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Series arising in connection with a specific Portfolio are allocated to that Portfolio. Other Series expenses which cannot be directly attributed to a Portfolio are apportioned among the Portfolios in the Series.

Contingencies. In the normal course of business, each Portfolio may enter into contracts with service providers that contain general indemnification clauses. Each Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Portfolio that have not yet been made. However, based on experience, each Portfolio expects the risk of loss to be remote.

Other. For each Portfolio, investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended June 30, 2007, purchases and sales of investment securities (excluding short-term investments) were as follows:

Portfolio	Purchases ($)	Sales ($)
DWS Bond VIP excluding US Treasury Obligations and mortgage dollar roll transactions	99,196,909	94,968,442
US Treasury Obligations	117,437,517	117,177,250
mortgage dollar roll transactions	15,631,554	12,791,526
DWS Growth & Income VIP	640,412,255	712,581,656
DWS Capital Growth VIP	170,403,683	353,783,993
DWS Global Opportunities VIP	41,546,777	92,767,050
DWS International VIP	351,189,132	406,421,551
DWS Health Care VIP	21,593,368	46,860,532

C. Related Parties

Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Portfolios in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolios or, for DWS Bond VIP, delegates such responsibility to the Portfolio's subadvisor.

Under the Investment Management Agreement with the Advisor, the Portfolios pay a monthly investment management fee, based on the average daily net assets of each Portfolio, accrued daily and payable monthly, at the annual rates shown below:

Portfolio	Annual Management Fee Rate
DWS Bond VIP first $250 million of average daily net assets	.390%
next $750 million of average daily net assets	.365%
over $1 billion of average daily net assets	.340%
DWS Growth & Income VIP first $250 million of average daily net assets	.390%
next $750 million of average daily net assets	.365%
over $1 billion of average daily net assets	.340%
DWS Capital Growth VIP first $250 million of average daily net assets	.390%
next $750 million of average daily net assets	.365%
over $1 billion of average daily net assets	.340%
DWS Global Opportunities VIP first $500 million of average daily net assets	.890%
next $500 million of average daily net assets	.875%
next $1 billion of average daily net assets	.860%
over $2 billion of average daily net assets	.845%
DWS International VIP first $500 million of average daily net assets	.790%
over $500 million of average daily net assets	.640%
DWS Health Care VIP first $250 million of average daily net assets	.665%
next $750 million of average daily net assets	.640%
next $1.5 billion of average daily net assets	.615%
next $2.5 billion of average daily net assets	.595%
next $2.5 billion of average daily net assets	.565%
next $2.5 billion of average daily net assets	.555%
next $2.5 billion of average daily net assets	.545%
over $12.5 billion of average daily net assets	.535%

DWS Bond VIP's subadvisor and sub-subadvisor is Aberdeen Asset Management, Inc ('AAMI') and Aberdeen Asset Management Investment Services Limited ('AAMISL'), respectively. AAMI is responsible for the day to day operation of the high-yield and core bond, active fixed-income and high-yield portions of DWS Bond VIP. AAMISL is responsible for the day-to-day management of the foreign securities, foreign currencies and related investments for DWS Bond VIP.

The Advisor, the underwriter and accounting agent contractually agreed to waive a portion of their fee to the extent necessary to maintain the operating expenses of each class for the period from January 1, 2007 through September 30, 2007 (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organizational and offering costs) as follows:

Portfolio	Annual Rate
DWS Bond VIP Class A	.60%
DWS Bond VIP Class B	1.00%
DWS Global Opportunities VIP Class B	1.52%

In addition, the Advisor, the underwriter and accounting agent contractually agreed to waive a portion of their fee to the extent necessary to maintain the operating expenses of each class for the period from October 1, 2007 through April 30, 2008 (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organizational and offering costs) as follows:

Portfolio	Annual Rate
DWS Bond VIP Class A	.63%
DWS Bond VIP Class B	1.03%

In addition, the Advisor, the underwriter and accounting agent contractually agreed to waive a portion of their fee to the extent necessary to maintain the operating expenses of each class for the period from January 1, 2007 through April 30, 2010 (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organizational and offering costs) as follows:

Portfolio	Annual Rate
DWS Growth & Income VIP Class A	.54%
DWS Growth & Income VIP Class B	.87%
DWS Capital Growth VIP Class A	.49%
DWS International VIP Class A	.96%

In addition, the Advisor, the underwriter and accounting agent contractually agreed to waive a portion of their fee to the extent necessary to maintain the operating expenses of each class for the period from January 1, 2007 through May 6, 2007 (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organizational and offering costs) as follows:

Portfolio	Annual Rate
DWS Capital Growth VIP Class B	.86%
DWS International VIP Class B	1.34%

Effective May 7, 2007 through April 30, 2010, the Advisor, the underwriter and accounting agent contractually agreed to waive a portion of their fee to the extent necessary to maintain the operating expenses of each class (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organizational and offering costs) as follows:

Portfolio	Annual Rate
DWS Capital Growth VIP Class B	.82%
DWS International VIP Class B	1.29%

In addition, for the period from January 1, 2007 through April 27, 2010, the Advisor has contractually agreed to waive 0.01% of the management fee for DWS Growth & Income VIP.

Accordingly, for the six months ended June 30, 2007, the Portfolios waived a portion of their management fees as follows:

Portfolio	Total Aggregated ($)	Waived ($)	Annualized Effective Rate
DWS Bond VIP	452,662	—	.39%
DWS Growth & Income VIP	595,459	15,465.38%
DWS Capital Growth VIP	2,168,617	46,248.36%
DWS Global Opportunities VIP	1,652,362	—	.89%
DWS International VIP	2,780,529	—	.74%
DWS Health Care VIP	392,252	—	.67%

In addition, for the six months ended June 30, 2007, the Portfolios waived other expenses as follows:

Portfolio	Other Expenses Waived ($)
DWS Growth & Income VIP Class B	7,314
DWS Capital Growth VIP Class A	455
DWS Capital Growth VIP Class B	7,569
DWS International VIP Class B	2,047

Administration Fee. Pursuant to an Administrative Services Agreement with DIMA, the Advisor provides most administrative services to the Series. For all services provided under the Administrative Services Agreement, each Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.10% of each Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2007, the Advisor received an Administration Fee as follows:

Portfolio	Total Aggregated ($)	Unpaid at June 30, 2007 ($)
DWS Bond VIP	109,144	17,940
DWS Growth & Income VIP	154,648	23,218
DWS Capital Growth VIP	592,250	93,380
DWS Global Opportunities VIP	185,659	29,388
DWS International VIP	376,346	61,663
DWS Health Care VIP	58,985	8,863

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the Series' transfer agent, dividend-paying agent and shareholder service agent. Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from each Portfolio. These fees are detailed in each Portfolio's Statement of Operations.

DWS Scudder Distributors, Inc. ("DWS-SDI"), also an affiliate of the Advisor, is the Series' Distributor. In accordance with the Master Distribution Plan, DWS-SDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DWS-SDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. These fees are detailed in each Portfolio's Statement of Operations.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Portfolios. For the six months ended June 30, 2007, the amount charged to the Portfolios by DIMA included in the Statement of Operations under "reports to shareholders and shareholder meeting" was as follows:

Portfolio	Total Aggregated ($)	Unpaid at June 30, 2007 ($)
DWS Bond VIP	3,551	2,977
DWS Growth & Income VIP	3,997	3,608
DWS Capital Growth VIP	5,672	5,672
DWS Global Opportunities VIP	3,628	3,430
DWS International VIP	3,906	3,754
DWS Health Care VIP	4,593	3,608

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregated annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Portfolio in the Series for which he or she serves. In addition, the Chairperson of the Board and the Chairperson of each committee of the Board receive additional compensation for their services. Payment of such fees and expenses is allocated among all such Portfolios described above in direct proportion to their relative net assets.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Series may invest in the Cash Management QP Trust (the ``QP Trust''), and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Investing in Emerging Markets

The DWS Bond VIP, DWS Global Opportunities VIP, DWS International VIP and DWS Health Care VIP may invest in emerging markets. Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States of America. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions of income and capital, and future adverse political, social and economical developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements and may have prices more volatile than those of comparable securities of issuers in the United States of America.

E. Fee Reductions

DWS Bond VIP, DWS Growth & Income VIP, DWS Capital Growth VIP and DWS Health Care VIP have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the custodian expenses. During the six months ended June 30, 2007, the custodian fees were reduced as follows:

Portfolio	Custody Credits ($)
DWS Bond VIP	127
DWS Growth & Income VIP	17
DWS Capital Growth VIP	269
DWS Health Care VIP	27

F. Ownership of the Portfolios

At the end of the period, the beneficial ownership in the Portfolios was as follows:

DWS Bond VIP: One participating insurance company was an owner of record of 10% or more of the total outstanding Class A shares of the Portfolio, owning 64%. One participating insurance company was an owner of record owning 100% of the total outstanding Class B shares of the Portfolio.

DWS Growth & Income VIP: Four participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 11%, 17%, 27% and 27%. Two participating insurance companies were owners of record, each owning 22% and 75% of the total outstanding Class B shares of the Portfolio.

DWS Capital Growth VIP: Three participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 12%, 28% and 35%. One participating insurance company was an owner of record, owning 95% of the total outstanding Class B shares of the Portfolio.

DWS Global Opportunities VIP: Three participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 10%, 17% and 59%. Two participating insurance companies were owners of record, each owning 40% and 58% of the total outstanding Class B shares of the Portfolio.

DWS International VIP: Two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 20% and 31%. One participating insurance company was an owner of record, owning 93% of the total outstanding Class B shares of the Portfolio.

DWS Health Care VIP: Two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 19% and 76%. One participating insurance company was an owner of record, owning 100% of the total outstanding Class B shares of the Portfolio.

G. Line of Credit

The Series and other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

H. Regulatory Matters and Litigation

Regulatory Settlements. On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the Securities and Exchange Commission ("SEC") and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DAMI") and Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisors to many of the DWS Scudder funds, regarding allegations of improper trading at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain open-end funds ("funds") in the regulators' view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admit nor deny any wrongdoing.

The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, would be distributed to funds in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including: formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that: at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for these certain funds during this period; the funds retain a senior officer (or independent consultants, as applicable) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.

DeAM has also settled proceedings with the Illinois Secretary of State regarding market timing matters. The terms of the Illinois settlement provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

On September 28, 2006, the SEC and the National Association of Securities Dealers ("NASD") announced final agreements in which Deutsche Investment Management Americas Inc. ("DIMA"), Deutsche Asset Management, Inc. ("DAMI") and Scudder Distributors, Inc. ("SDI") (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DIMA and DAMI failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DIMA, DAMI and SDI neither admitted nor denied any of the regulators' findings, DIMA, DAMI and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements distributed to the funds was approximately $17.8 million and was paid to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Accordingly, in October 2006, the Portfolios received from the Advisor for their settlement portion as follows:

Portfolio	Total Settlement ($)	Per Share ($)
DWS Growth & Income VIP	210,334.007
DWS Capital Growth VIP	399,942.007
DWS Global Opportunities VIP	40,401.002
DWS Health Care VIP	27,245.003

Based on the prescribed settlement order, DWS Bond VIP and DWS International VIP were not entitled to a portion of the settlement.

As part of the settlements, DIMA, DAMI and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

Private Litigation Matters. The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

I. Acquisition of Assets

On December 8, 2006, the DWS Growth & Income VIP acquired all of the net assets of DWS Large Cap Core VIP (formerly DWS Mercury Large Cap Core VIP) pursuant to a plan of reorganization approved by shareholders on October 31, 2006. The acquisition was accomplished by a tax-free exchange of 508,928 Class B shares of the DWS Large Cap Core VIP, for 509,730 Class B shares of DWS Growth & Income VIP outstanding on December 8, 2006. DWS Large Cap Core VIP's net assets at that date of $5,500,068, including $177,549 of net unrealized appreciation, were combined with those of the DWS Growth & Income VIP. The aggregate net assets of the DWS Growth & Income VIP immediately before the acquisition were $325,496,689. The combined net assets of the DWS Growth & Income VIP immediately following the acquisition were $330,996,757.

On December 8, 2006, the DWS Capital Growth VIP acquired all of the net assets of DWS All Cap Growth VIP (formerly DWS Legg Mason Aggressive Growth VIP), DWS Oak Strategic Equity VIP and DWS Janus Growth Opportunities VIP, pursuant to a plan of reorganization approved by shareholders on October 31, 2006. The acquisition was accomplished by a tax-free exchange of 5,327,555 Class A shares and 1,045,108 Class B shares of the DWS All Cap Growth VIP, 6,755,871 Class A shares and 2,803,513 Class B shares of the DWS Oak Strategic Equity VIP and 14,026,288 Class A shares and 1,103,968 Class B shares of the DWS Janus Growth Opportunities VIP, respectively, for 2,512,311 Class A shares and 485,020 Class B shares, 2,559,770 Class A shares and 1,051,664 Class B shares and 6,451,019 Class A shares and 503,788 of Class B shares of the DWS Capital Growth VIP, respectively, outstanding on December 8, 2006. DWS All Cap Growth VIP, DWS Oak Strategic Equity VIP and DWS Janus Growth Opportunities VIP's net assets at that date of $54,782,162, $65,971,466 and $127,170,308, respectively, including $1,437,117, $1,710,783 and $12,337,292, respectively, of net unrealized appreciation, were combined with those of the DWS Capital Growth VIP. The aggregate net assets of the DWS Capital Growth VIP immediately before the acquisition were $1,004,374,949. The combined net assets of the DWS Capital Growth VIP immediately following the acquisition were $1,252,298,885.

On December 8, 2006, the DWS International VIP acquired all of the net assets of DWS Templeton Foreign Value VIP pursuant to a plan of reorganization approved by shareholders on October 31, 2006. The acquisition was accomplished by a tax-free exchange of 1,450,307 Class A shares and 662,235 Class B shares of the DWS Templeton Foreign Value VIP, respectively, for 1,133,856 Class A shares and 519,174 Class B shares of DWS International VIP, respectively, outstanding on December 8, 2006. DWS Templeton Foreign Value VIP's net assets at that date of $21,601,430, including $761,119 of net unrealized appreciation, were combined with those of the DWS International VIP. The aggregate net assets of the DWS International VIP immediately before the acquisition were $717,923,854. The combined net assets of the DWS International VIP immediately following the acquisition were $739,525,284.

Proxy Voting

A description of the Series' policies and procedures for voting proxies for portfolio securities and information about how the Series voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Series' policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

About the Portfolios' Advisor

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

DWS Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 778-1482

VS1-3 (49964 8/07)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Committee on Independent Trustees/Directors selects and nominates Independent Trustees/Directors. Fund shareholders may submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series I

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Variable Series I

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 16, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	August 16, 2007